UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
ASSET-BACKED SECURITIES — 14.4%
Collateralized Loan Obligations, Debt Obligations and Other Asset-Backed Securities — 10.4%
Apidos CDO (Cayman Islands),
Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.803%	10/17/21	$ 250	$ 251,143
Atrium CDO Corp. (Cayman Islands),
Ser. 4A, Class A1A, 144A(a)	Aaa	0.561	06/08/19	3,178	3,146,092
BA Credit Card Trust,
Ser. 2008-C5, Class C5(a)	A3	4.956	03/15/16	1,200	1,237,915
Battalion CLO Ltd. (Cayman Islands),
Ser. 2012-2A, Class A1, 144A(a)	AAA(b)	1.404	11/15/19	338	337,151
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Ser. 2012-4A, Class A, 144A(a)	Aaa	1.778	01/20/25	2,500	2,504,355
Ser. 2012-4A, Class B1, 144A(a)	Aa2	2.638	01/20/25	3,500	3,510,056
Cavalry CLO Ltd. (Cayman Islands), Ser. 2A, Class A, 144A(a)	Aaa	0.000(c)	01/17/24	4,200	4,200,000
Ser. 2A, Class B1, 144A(a)	AA(b)	0.000(c)	01/17/24	4,000	3,933,600
Cent CDO XI Ltd. (Cayman Islands),
Ser. 2006-11A, Class A1, 144A(a)	Aaa	0.561	04/25/19	448	440,761
Citibank Credit Card Issuance Trust,
Ser. 2005-C2, Class C2(a)	Baa2	0.675	03/24/17	500	496,349
Fraser Sullivan CLO Ltd. (Cayman Islands),
Ser. 2006-1A, Class B, 144A(a)	Aa1	0.778	03/15/20	500	484,421
Granite Ventures Ltd. (Cayman Islands),
Ser. 2006-3A, Class A1, 144A(a)	Aaa	0.562	04/20/18	3,082	3,069,021
Grosvenor Place CLO BV (Netherlands),
Ser. I-X, Class A1, RegS(a)	Aaa	0.454	07/20/21	EUR 387	507,924
Gulf Stream-Sextant CLO Ltd. (Cayman Islands),
Ser. 2006-1A, Class A1A, 144A(a)	Aaa	0.542	08/21/20	187	185,453
Hewett’s Island CDO Ltd. (Cayman Islands),
Ser. 2004-1A, Class A1, 144A(a)	Aaa	0.648	12/15/16	30	30,277
Highlander Euro CDO Cayman Ltd. (Netherlands),
Ser. 2008-4A, Class C, 144A(a)	Baa1	4.817	08/01/16	EUR 250	326,754
Lafayette CLO Ltd. (Cayman Islands),
Ser. 2012-1A, Class A, 144A(a)	AAA(b)	1.635	09/06/22	931	931,496
Landmark CDO Ltd. (Cayman Islands),
Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.542	10/19/20	4,579	4,501,569
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(a)	Aaa	0.571	06/01/17	344	339,790
Ser. 2010-8A, Class A, 144A(a)	AAA(b)	1.905	01/14/21	500	504,088
Lightpoint CLO Ltd. (Cayman Islands),
Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.568	09/15/17	217	213,831
Lightpoint Pan-European CLO PLC (Ireland),
Ser. 2006-1A, Class A, 144A(a)	Aaa	0.476	01/31/22	EUR 892	1,181,358
Marine Park CLO Ltd. (Cayman Islands),
Ser. 2012-1A, Class A1A, 144A(a)	Aaa	2.003	05/18/23	500	501,346
MBNA Credit Card Master Note Trust,
Ser. 2003-C7, Class C7(a)	A3	1.556	03/15/16	2,300	2,313,540
Monument Park CDO Ltd. (Cayman Islands),
Ser. 2004-1A, Class A1, 144A(a)	Aaa	0.852	01/20/16	16	15,619

Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A2L, 144A(a)	Aaa	1.110	02/15/16	97	97,362
Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.558	03/15/18	317	310,634
OCP CLO Ltd., Ser. 2012-2A, Class A2, 144A(a)	Aaa	1.791	11/22/23	1,700	1,706,508
Ser. 2012-2A, Class B, 144A(a)	AA(b)	2.511	11/22/23	700	705,121
Octagon Investment Partners XV Ltd. (Cayman Islands),

Ser. 2013-1A, Class A, 144A(a)	Aaa	0.000(c)	01/19/25	4,750	4,742,399
Rosedale CLO Ltd. (Cayman Islands),
Ser. I-A, Class A1S, 144A(a)	Aaa	0.552	07/24/21	132	129,557
Sierra Receivables Funding Co. LLC,
Ser. 2012-3A, Class A, 144A	A+(b)	1.870	08/20/29	889	893,138
Slater Mill Loan Fund LP (Cayman Islands),
Ser. 2012-1A, Class B, 144A(a)	AA(b)	2.961	08/17/22	250	251,290
Sound Point CLO Ltd.,
Ser. 2012-1A, Class B, 144A(a)	AA(b)	3.002	10/20/23	550	552,965
Stanfield Azure CLO Ltd. (Cayman Islands),
Ser. 2006-1A, Class A1L, 144A(a)	Aaa	0.572	05/27/20	5,145	5,076,490
Stanfield Vantage CLO Ltd. (Cayman Islands),
Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.610	03/21/17	64	63,838
SVO VOI Mortgage Corp.,
Ser. 2012-AA, Class A, 144A	A+(b)	2.000	09/20/29	906	905,934
Trimaran CLO Ltd. (Cayman Islands),
Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.563	11/01/18	600	593,454

					51,192,599

Residential Mortgage-Backed Securities — 4.0%
ACE Securities Corp.,
Ser. 2004-FM1, Class M1(a)	B2	1.104	09/25/33	395	388,758
Ameriquest Mortgage Securities, Inc.,
Ser. 2005-R10, Class A2C(a)	A3	0.534	01/25/36	564	557,566
Argent Securities, Inc., Ser. 2003-W5, Class M1(a)	Baa1	1.254	10/25/33	133	132,256
Ser. 2003-W9, Class M1(a)	Baa1	1.239	01/25/34	1,857	1,753,690
Ser. 2004-W6, Class AF(d)	Aaa	3.623	05/25/34	418	421,326
Ser. 2004-W6, Class AV5(a)	Aaa	0.604	05/25/34	587	548,660
Asset-Backed Funding Certificates,
Ser. 2004-OPT5, Class A1(a)	BBB+(b)	0.904	06/25/34	1,089	1,044,034
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class A2(a)	A3	0.794	06/25/43	237	234,589
Ser. 2003-HE1, Class M1(a)	Aa3	1.299	01/25/34	806	732,384
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser. 2002-3, Class 2A1(a)	A1	0.844	08/25/32	295	243,654
Ser. 2003-4, Class 1A5(d)	Ba1	5.416	05/25/33	1,553	1,642,294
Citigroup Mortgage Loan Trust, Inc.,
Ser. 2005-OPT1, Class M1(a)	Aa3	0.624	02/25/35	317	289,575
Countrywide Asset-Backed Certificates,
Ser. 2004-1, Class M1(a)	Ba1	0.954	03/25/34	390	369,401
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB3, Class AF1(d)	A2	3.379	12/25/32	301	293,175
Ser. 2003-CB5, Class M1(a)	B2	1.224	11/25/33	308	293,939
Finance America Mortgage Loan Trust,
Ser. 2003-1, Class M1(a)	Ba1	1.254	09/25/33	330	313,611
HSBC Home Equity Loan Trust, Ser. 2006-2, Class A2(a)	Aaa	0.385	03/20/36	211	208,265
Ser. 2007-3, Class A4(a)	Aa2	1.705	11/20/36	250	243,151
Mastr Asset Backed Securities Trust,
Ser. 2003-WMC2, Class M2(a)	B3	2.679	08/25/33	1,750	1,696,493
Morgan Stanley ABS Capital I, Inc., Ser. 2003-NC6, Class M1(a)	Ba3	1.404	06/25/33	1,198	1,169,306
Ser. 2004-OP1, Class M1(a)	Aa1	1.074	11/25/34	971	869,337
Ser. 2004-WMC1, Class M1(a)	Ba1	1.134	06/25/34	270	264,065
Residential Asset Securities Corp.,
Ser. 2005-KS8, Class M1(a)	Baa3	0.614	08/25/35	300	293,604

Specialty Underwriting & Residential Finance,
Ser. 2003-BC4, Class M1(a)	Ba3	1.104	11/25/34	967	909,807
Structured Asset Investment Loan Trust,
Ser. 2004-1, Class A3(a)	AAA(b)	1.004	02/25/34	4,876	4,606,256
Structured Asset Securities Corp.,
Ser. 2005-WF4, Class M1(a)	Baa3	0.604	11/25/35	250	232,114

					19,751,310

TOTAL ASSET-BACKED SECURITIES (cost $69,837,963)					70,943,909

BANK LOANS(a) — 5.5%
Aerospace & Defense — 0.2%
Booz Allen & Hamilton, Inc.	Ba3	2.950	12/31/17	49	49,498
Wesco Aircraft Hardware Corp.	Ba3	2.561	12/07/17	973	970,568

					1,020,066

Automotive — 0.1%
Chrysler LLC	Ba2	6.000	05/24/17	82	83,880
Delphi Corp.	B1	3.500	03/31/17	163	163,957
Schaeffler AG (Germany)	Ba3	6.000	01/27/17	100	101,083

					348,920

Building Materials & Construction — 0.1%
Birds Eye Iglo Group Ltd.	B1	5.118	01/31/18	EUR 375	512,991

Cable — 0.1%
Cequel Communications Holdings LLC	Ba2	4.000	02/14/19	252	253,964
Kabel Deutschland Vertrieb und Service GmbH (Germany)	BB-(b)	4.250	02/01/19	25	24,550

					278,514

Capital Goods — 0.2%
Dealer Computer Services, Inc.	Ba2	3.750	04/21/18	58	58,415
Hertz Corp.	Ba1	3.750	03/11/18	298	300,666
Hertz Corp.	Ba1	3.750	03/12/18	100	100,875
RAC PLC (United Kingdom), (original cost $480,900; purchased 10/24/12)(e)(f)	B2	5.653	09/30/19	GBP 300	478,920

					938,876

Chemicals — 0.8%
Ashland, Inc.	Baa3	2.312	08/23/16	1,046	1,047,921
Ashland, Inc.	Baa3	3.750	08/23/18	74	74,503
Eastman Chemical Co.	Baa2	1.808	02/28/17	2,609	2,604,346
Rockwood Holdings, Inc.	Baa3	3.500	02/09/18	31	30,735

					3,757,505

Consumer — 0.9%
Pilot Travel Centers LLC	Ba2	3.750	03/30/18	249	252,025
Pilot Travel Centers LLC	Ba2	4.250	08/07/19	499	504,673
PVH Corp.	Ba1	3.250	12/19/19	1,500	1,510,825
SeaWorld Parks & Entertainment, Inc.	Ba3	4.000	08/17/17	386	388,684
Tempur-Pedic International, Inc.	Ba3	0.000(c)	09/26/18	1,000	999,688
Visant Corp.	B1	5.250	12/22/16	93	88,910
Weight Watchers International, Inc.	Ba1	2.510	03/15/17	494	493,414

					4,238,219

Electric — 0.1%
Calpine Corp.	B1	4.500	04/01/18	27	27,026
Calpine Corp.	B1	4.500	04/01/18	27	27,028
Calpine Corp.	B1	4.500	10/09/19	499	503,945

					557,999

Energy — Other — 0.3%
Phillips 66	BB-(b)	1.458	02/22/15	500	499,375
Plains Exploration & Production Co.	Ba1	3.304	11/30/17	1,200	1,195,499

					1,694,874

Foods — 0.1%
Dunkin Brands, Inc.	B2	4.000	11/23/17	249	250,210
JBS USA LLC	Ba3	4.250	05/25/18	99	99,116

					349,326

Gaming — 0.5%
CCM Merger, Inc.	B2	6.000	03/01/17	399	402,380
MGM Resorts International	Ba2	3.311	12/20/17	1,500	1,503,374
Penn National Gaming, Inc.	Ba1	3.750	07/16/18	199	199,831
Scientific Games Corp.	Ba1	3.210	06/30/15	596	597,122

					2,702,707

Healthcare & Pharmaceutical — 1.1%
Alere, Inc.	Ba3	3.311	06/30/16	48	47,555
Alere, Inc.	Ba3	4.750	06/30/17	46	46,536
Alere, Inc.	B2	4.750	06/30/17	17	17,106
Community Health Systems, Inc.	Ba3	3.811	01/25/17	500	504,197
DaVita, Inc.	Ba2	2.710	10/31/17	750	749,219
DaVita, Inc.	Ba2	4.000	11/01/19	102	103,002
Drumm Investors LLC	B1	4.023	05/04/18	98	94,278
Endo Pharmaceuticals Holdings, Inc.	Baa3	2.000	06/17/16	481	479,744

HCA, Inc.	Ba3	3.561	03/31/17	200	201,332
HCR HealthCare LLC	Ba3	5.000	04/06/18	98	95,303
Health Management Associates, Inc.	Ba3	2.811	11/18/16	481	480,119
Hologic, Inc.	Ba2	3.313	08/01/17	244	244,116
LifePoint Hospital, Inc.	Ba1	2.051	07/24/17	593	586,575
PTS Acquisition Corp.	Ba3	4.308	09/15/16	49	49,428
Quintiles Transnational Corp.	B1	4.500	06/08/18	997	1,008,274
RPI Finance Trust	Baa2	3.500	05/09/18	396	400,128
Universal Health Services, Inc.	Ba2	2.060	08/15/16	497	496,875

					5,603,787

Media & Entertainment — 0.2%
Cinemark USA, Inc.	Ba1	3.308	12/18/19	1,100	1,107,563

Pipelines & Other — 0.1%
Energy Transfer Equity LP	Ba2	3.750	03/24/17	750	756,042

Real Estate Investment Trusts — 0.1%
C.B. Richard Ellis Services, Inc.	Ba1	3.705	09/04/19	722	722,956

Retailers — 0.2%
Alliance Boots Ltd. (United Kingdom)	B1	3.983	07/09/17	GBP 325	506,427
Nieman Marcus Group, Inc.	B2	4.750	05/16/18	425	426,806

					933,233

Technology — 0.4%
CDW LLC	B1	4.000	07/15/17	84	84,943
Fidelity National Information Services, Inc.	Ba1	2.311	03/30/17	487	488,560
First Data Corp.	B1	2.955	09/24/14	12	11,611
First Data Corp.	B1	4.205	03/26/18	141	139,513
First Data Corp.	B1	5.205	09/24/18	225	224,906
Flextronics International Ltd. (Singapore)	Ba1	2.450	10/01/14	43	43,322
Freescale Semiconductor, Inc.	B1	4.460	12/01/16	100	100,083
NXP BV (Netherlands)	B2	4.750	01/11/20	425	430,180
Sensata Technologies BV (Netherlands)	Ba2	3.750	05/12/18	262	264,760

					1,787,878

TOTAL BANK LOANS (cost $27,120,827)					27,311,456

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.2%
Banc of America Commercial Mortgage Inc., Ser. 2005-2, Class AM	Aaa	4.913	07/10/43	50	54,081
Ser. 2006-2, Class A4(a)	AAA(b)	5.732	05/10/45	5,000	5,683,739
Ser. 2006-6, Class A2	Aaa	5.309	10/10/45	343	353,700
Ser. 2007-1, Class A3	Aaa	5.449	01/15/49	167	171,613
Ser. 2007-1, Class AAB	Aaa	5.422	01/15/49	32	33,084
Ser. 2007-2, Class A3(a)	AAA(b)	5.607	04/10/49	200	220,696
Ser. 2007-2, Class A4(a)	A+(b)	5.634	04/10/49	5,000	5,794,359
Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	30	31,471
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR7, Class A2	Aaa	4.945	02/11/41	36	36,112
Ser. 2006-PW11, Class A4(a)	AAA(b)	5.454	03/11/39	200	224,253
Ser. 2006-PW12, Class A4(a)	Aaa	5.712	09/11/38	265	300,963
Ser. 2006-PW14, Class A2	AAA(b)	5.123	12/11/38	44	44,063
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	242	254,995
Ser. 2007-T26, Class A2	AAA(b)	5.330	01/12/45	12	11,944
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	Aaa	5.702	12/10/49	1,210	1,415,554
Ser. 2008-C7, Class A4(a)	Aaa	6.063	12/10/49	4,000	4,764,488
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20	22,739
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	42	43,063
Ser. 2007-CD4, Class A3	Aaa	5.293	12/11/49	200	207,028
Ser. 2007-CD4, Class A4	Aa3	5.322	12/11/49	2,965	3,368,762
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(a)	AAA(b)	5.748	06/10/46	85	96,165
Ser. 2012-CR1, Class A3	Aaa	3.391	05/15/45	15	15,952
Ser. 2012-CR5, Class A3	Aaa	2.540	12/10/45	1,000	984,058

Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832	04/15/37	97	103,493
Ser. 2005-C6, Class AM(a)	Aaa	5.230	12/15/40	100	110,153
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(a)	AAA(b)	5.409	02/15/39	1,014	1,126,375
Ser. 2007-C4, Class A3(a)	Aaa	5.761	09/15/39	1,383	1,433,715
CW Capital Cobalt Ltd.,
Ser. 2006-C1, Class A4	AA+(b)	5.223	08/15/48	5,790	6,497,884
FHLMC Multifamily Structured Pass Through Certificates, Ser. K007, Class X1, I/O(a)	AA+(b)	1.228	04/25/20	5,568	370,493
Ser. K008, Class X1, I/O(a)	AA+(b)	1.674	06/25/20	1,298	121,043
Ser. K010, Class X1, I/O(a)	AA+(b)	0.406	10/25/20	25,026	500,289
Ser. K012, Class A2	AA+(b)	4.186	12/25/20	366	418,682
Ser. K019, Class A2	AA+(b)	2.272	03/25/22	2,000	1,988,954
Ser. K020, Class A2	AA+(b)	2.373	05/25/22	1,430	1,430,485
Ser. K020, Class X1, I/O(a)	AA+(b)	1.478	05/25/22	1,995	211,463
Ser. K021, Class A2	AA+(b)	2.396	06/25/22	565	565,984
Ser. K021, Class X1, I/O(a)	AA+(b)	1.515	06/25/22	4,496	496,797
Ser. K022, Class A2	AAA(b)	2.355	07/25/22	2,650	2,640,720
Ser. K023, Class A2	AA+(b)	2.307	08/25/22	200	198,241
Ser. K501, Class X1A, I/O(a)	AA+(b)	1.755	08/25/16	396	18,063
Ser. K710, Class X1, I/O(a)	AA+(b)	1.784	05/25/19	499	47,092
Ser. K711, Class X1, I/O(a)	AA+(b)	1.711	07/25/19	3,998	367,774
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(a)	Aaa	5.308	11/10/45	4,000	4,428,460
Ser. 2007-C1, Class AAB	Aaa	5.477	12/10/49	126	132,845
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class AM	AAA(b)	4.754	05/10/43	425	456,702
Ser. 2006-C1, Class A4	AAA(b)	5.238	11/10/45	30	33,019
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569	08/10/42	104	104,273
Ser. 2005-GG3, Class AJ	Baa1	4.859	08/10/42	1,200	1,274,465
Ser. 2005-GG5, Class AAB(a)	Aaa	5.190	04/10/37	121	126,391
Ser. 2007-GG9, Class A2	Aaa	5.381	03/10/39	306	316,063
Ser. 2007-GG11, Class A3	AAA(b)	5.716	12/10/49	200	205,870
GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class AABA	Aaa	4.680	07/10/39	35	35,784
Ser. 2006-GG6, Class A2(a)	AAA(b)	5.506	04/10/38	50	51,887
Ser. 2006-GG6, Class A4(a)	AAA(b)	5.553	04/10/38	105	117,417
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	40	40,432
Ser. 2006-GG8, Class A3	Aaa	5.542	11/10/39	200	203,728
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	1,500	1,709,837
Ser. 2013-GC10, 144A, I/O	A-(b)	0.501	02/10/46	103,126	4,836,609
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class AJ	Aa1	4.951	01/12/37	200	205,653
Ser. 2005-CB13, Class A2FL(a)	Aaa	0.331	01/12/43	1	1,340
Ser. 2005-CB13, Class A3A1(a)	Aaa	5.294	01/12/43	47	47,144
Ser. 2005-LDP3, Class A4B	Aaa	4.996	08/15/42	180	196,214
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999	10/15/42	750	813,052
Ser. 2005-LDP5, Class A3(a)	Aaa	5.229	12/15/44	1,140	1,173,480
Ser. 2006-LDP6, Class ASB(a)	Aaa	5.490	04/15/43	109	114,261
Ser. 2007-LD11, Class A2(a)	Aaa	5.797	06/15/49	1,077	1,111,510
Ser. 2007-LD11, Class A3(a)	Aaa	5.812	06/15/49	218	233,190
Ser. 2007-LD12, Class A2	Aaa	5.827	02/15/51	165	168,998
Ser. 2007-LD12, Class A4(a)	Aaa	5.882	02/15/51	4,000	4,668,824
Ser. 2011-C3, Class A2, 144A	AAA(b)	3.673	02/15/46	500	539,901
Ser. 2012-C8, Class A2	AAA(b)	1.797	10/15/45	2,000	2,048,560
Ser. 2012-LC9, Class A3	AA+(b)	2.475	12/15/47	1,000	1,017,161

Ser. 2012-LC9, Class A4	AA+(b)	2.611	12/15/47	1,700	1,679,769
LB Commercial Conduit Mortgage Trust,
Ser. 2007-C3, Class A3(a)	Aaa	5.884	07/15/44	172	179,786
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A6(a)	AAA(b)	5.020	08/15/29	20	21,000
Ser. 2005-C7, Class A4	AAA(b)	5.197	11/15/30	5,397	5,907,235
Ser. 2005-C7, Class AM	AA(b)	5.263	11/15/40	70	76,998

Ser. 2006-C3, Class A4	Aaa	5.661	03/15/39	200	225,359
Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	952(h)	969
Ser. 2006-C7, Class A2	AAA(b)	5.300	11/15/38	157	165,480
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	46	46,155
Merrill Lynch Mortgage Trust, Ser. 2005-LC1, Class AM(a)	Aaa	5.310	01/12/44	102	112,199
Ser. 2006-C1, Class AM(a)	AA(b)	5.683	05/12/39	30	33,638
Ser. 2007-C1, Class A3(a)	AAA(b)	5.851	06/12/50	945	999,701
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(a)	A(b)	5.532	02/12/39	20	22,261
Ser. 2006-2, Class AM(a)	Aa2	5.901	06/12/46	100	111,112
Ser. 2006-3, Class A4	Aaa	5.414	07/12/46	225	256,518
Ser. 2006-4, Class A2	Aaa	5.112	12/12/49	29	28,974
Ser. 2006-4, Class A2FL(a)	Aaa	0.326	12/12/49	13	12,557
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2012-C5, Class XB, 144A, I/O(a)	Aa2	0.263	08/15/45	65,968	1,642,075
Ser. 2012-C6, Class A2	Aaa	1.868	11/15/45	2,000	2,047,162
Ser. 2013-C7, Class A3	Aaa	2.655	02/15/46	3,000	2,978,214
Morgan Stanley Capital I Trust, Ser. 2005-IQ10, Class A4B(a)	Aaa	5.284	09/15/42	1,000	1,106,776
Ser. 2006-HQ9, Class AM(a)	AAA(b)	5.773	07/12/44	200	225,764
Ser. 2007-HQ11, Class A2	Aaa	5.359	02/12/44	32	32,465
Ser. 2007-HQ11, Class A4(a)	Aaa	5.447	02/12/44	4,100	4,704,299
Ser. 2007-HQ11, Class A31	Aaa	5.439	02/12/44	160	165,983
Ser. 2007-HQ12, Class A2FX(a)	BBB(b)	5.592	04/12/49	49	50,082
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654	04/15/49	296	319,086
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A3	AAA(b)	2.533	12/10/45	2,800	2,850,254
Ser. 2012-C4, Class A4	AAA(b)	2.792	12/10/45	1,500	1,508,261
UBS-Citigroup Commercial Mortgage Trust, Ser. 2011-C1, Class A3	Aaa	3.595	01/10/45	1,135	1,226,100
Wachovia Bank Commercial Mortgage Trust, Ser. 2004-C10, Class A4	Aaa	4.748	02/15/41	21	21,816
Ser. 2005-C17, Class AJ(a)	Aa2	5.224	03/15/42	500	532,875
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179	07/15/42	167	181,725
Ser. 2005-C21, Class AM(a)	Aaa	5.240	10/15/44	321	351,628
Ser. 2005-C22, Class A4(a)	Aaa	5.298	12/15/44	3,975	4,396,970
Ser. 2006-C23, Class A4(a)	Aaa	5.418	01/15/45	969	1,070,095
Ser. 2006-C23, Class A5(a)	Aaa	5.416	01/15/45	3,000	3,368,580
Ser. 2006-C25, Class A5(a)	Aaa	5.733	05/15/43	4,000	4,574,016
Ser. 2006-C27, Class A3	Aaa	5.765	07/15/45	5,000	5,614,355
Ser. 2006-C28, Class A4	Aaa	5.572	10/15/48	5,000	5,666,725

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $124,454,760)					123,708,669

CORPORATE BONDS — 36.0%
Aerospace & Defense — 0.4%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250	04/01/22	100	105,250
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625	03/01/17	750	766,875
Moog, Inc., Sr. Sub. Notes	Ba3	7.250	06/15/18	75	78,375
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500	01/15/23	490	477,928
Sr. Unsec’d. Notes	A2	3.900	01/15/43	100	97,337
Textron, Inc., Sr. Unsec’d. Notes	Baa3	4.625	09/21/16	500	542,517

					2,068,282

Airlines — 0.1%
Continental Airlines, Inc. Pass Through Trust, Pass-thru Certs.,
Ser. 2007-1, Class A	Baa2	5.983	04/19/22	107	120,770
Ser. 2012-2, Class A	Baa2	4.000	10/29/24	125	131,250
Delta Air Lines Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class A	Baa2	5.300	04/15/19	112	124,011

					376,031

Automotive — 0.8%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250	01/15/17	500	552,500
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300	07/31/15	275	276,412
Gtd. Notes, 144A	A3	1.875	01/11/18	625	623,328
Gtd. Notes, 144A	A3	2.950	01/11/17	750	782,257
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750	01/15/43	150	140,796
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375	01/16/18	650	641,399
Sr. Unsec’d. Notes	Baa3	3.000	06/12/17	410	418,533
Sr. Unsec’d. Notes	Baa3	4.207	04/15/16	200	212,860
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	25	25,685
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	107	115,293

					3,789,063

Banking — 6.4%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875	04/25/14	50	50,982
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650	12/02/22	999	969,821
Sr. Unsec’d. Notes	A3	7.000	03/19/18	165	205,044
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.750	03/16/16	240	255,000
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875	09/27/22	350	358,202
Bank of America Corp., Jr. Sub. Notes, Ser. M(a)	B1	8.125	12/29/49	1,000	1,131,900
Sr. Unsec’d. Notes	Baa2	5.625	10/14/16	160	181,000
Sr. Unsec’d. Notes	Baa2	5.700	01/24/22	1,270	1,489,349
Sr. Unsec’d. Notes	Baa2	5.875	01/05/21	450	528,939
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17	500	579,563
Sr. Unsec’d. Notes	Baa2	7.625	06/01/19	490	623,094
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.600	08/15/17	25	25,180
Capital One Bank USA NA, Sub. Notes	Baa1	8.800	07/15/19	250	342,452
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750	07/15/21	300	341,662
Sr. Unsec’d. Notes	Baa1	6.750	09/15/17	300	363,318
Sub. Notes	Baa2	6.150	09/01/16	110	126,671
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500	01/14/22	1,525	1,670,004
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	330	393,070
Sr. Unsec’d. Notes	Baa2	8.500	05/22/19	350	466,763
Sub. Notes	Baa3	4.875	05/07/15	250	266,338
Sub. Notes	Baa3	5.000	09/15/14	100	105,319
Discover Bank, Sub. Notes	Ba1	7.000	04/15/20	800	983,243
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625	01/22/23	1,075	1,073,206
Sr. Unsec’d. Notes	A3	5.125	01/15/15	100	107,300
Sr. Unsec’d. Notes	A3	5.750	01/24/22	1,515	1,765,931
Sr. Unsec’d. Notes	A3	6.000	06/15/20	550	648,880
Sub. Notes	Baa1	5.625	01/15/17	130	144,640
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500	06/28/15	120	127,382
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000	03/30/22	1,600	1,704,081
Sub. Notes	A3	6.500	05/02/36	250	309,764
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000	09/25/15	300	304,489
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125	01/15/16	475	471,443

JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Ba1	7.900	04/29/49	130	149,552
Sr. Unsec’d. Notes	A2	3.150	07/05/16	15	15,871
Sr. Unsec’d. Notes	A2	3.200	01/25/23	500	496,828
Sr. Unsec’d. Notes	A2	3.250	09/23/22	1,615	1,616,951
Sr. Unsec’d. Notes	A2	4.500	01/24/22	720	793,359
Sr. Unsec’d. Notes	A2	6.000	01/15/18	130	154,417
KeyBank, Sr. Unsec’d. Notes	A3	1.650	02/01/18	700	702,878
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	A2	5.800	01/13/20	100	117,592
Gtd. Notes	A2	6.375	01/21/21	300	369,649
Morgan Stanley,
Notes, Ser. G, MTN	Baa1	6.625	04/01/18	100	117,808
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.100	01/26/15	130	136,163
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500	07/28/21	1,150	1,294,587
Sr. Unsec’d. Notes, MTN	Baa1	5.625	09/23/19	680	771,217
Sr. Unsec’d. Notes, MTN	Baa1	5.750	10/18/16	365	409,521
Sub. Notes	Baa2	4.875	11/01/22	250	256,216
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	3.125	03/20/17	200	211,540
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650	12/06/22	325	327,751
PNC Bank NA, Sub. Notes	A3	2.950	01/30/23	900	887,334
PNC Financial Services Group, Inc., Sr. Unsec’d. Notes	A3	2.854	11/09/22	125	123,100
PNC Funding Corp., Gtd. Notes	A3	2.700	09/19/16	50	52,762
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550	09/18/15	50	51,552
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes	A3	4.875	03/16/15	100	107,691
Gtd. Notes	A3	6.125	01/11/21	350	421,627
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000	09/24/15	75	76,799
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	870	925,245
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	Aa3	3.000	01/18/23	800	791,494
US Bancorp,
Jr. Sub. Notes	A3	3.442	02/01/16	130	137,141
Sub. Notes, MTN	A2	2.950	07/15/22	25	24,786
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A2	0.501	10/28/15	200	199,030
Sr. Unsec’d. Notes, MTN	A2	2.100	05/08/17	100	102,833
Sr. Unsec’d. Notes, MTN	A2	3.500	03/08/22	930	969,380
Sr. Unsec’d. Notes, MTN	A2	4.600	04/01/21	250	282,503

					31,209,207

Brokerage
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500	01/20/43	175	178,157

Building Materials & Construction — 0.7%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $648,750; purchased 09/28/12)(e)(f)	Ba3	6.875	08/15/18	600	648,000
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	B(b)	9.500	12/14/16	500	533,750
Desarrolladora Homex SAB de CV (Mexico), Gtd. Notes	Ba3	7.500	09/28/15	105	103,950
KB Home, Gtd. Notes	B2	7.500	09/15/22	675	756,000
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850	02/01/23	274	273,966
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125	06/26/22	600	646,500
Gtd. Notes, 144A	Baa3	7.125	06/26/42	220	254,650
Owens Corning, Gtd. Notes	Ba1	4.200	12/15/22	125	126,817

					3,343,633

Cable — 1.3%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000	12/15/18	725	783,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625	11/15/17	500	535,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $1,509,313; purchased 09/13/12 - 1/24/13)(e)(f)	B2	11.500	11/20/14	1,350	1,505,249
Comcast Corp.,
Gtd. Notes	Baa1	4.250	01/15/33	625	609,056
Gtd. Notes	Baa1	6.450	03/15/37	70	86,575
Gtd. Notes	Baa1	6.500	01/15/17	100	119,283
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $299,943; purchased 11/26/12)(e)(f)	Baa2	4.700	12/15/42	300	294,585
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750	11/15/21	50	56,250
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	35	42,088
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500	03/01/16	130	137,801
Dish DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	200	214,750
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	Baa3	7.500	01/27/20	100	114,250
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550	05/01/37	75	88,691
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.500	09/15/22	EUR 160	217,790
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875	04/15/18	650	734,500
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625	07/01/20	150	160,125
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125	04/15/18	700	740,250

					6,439,243

Capital Goods — 2.0%
Actuant Corp., Gtd. Notes	Ba2	5.625	06/15/22	75	77,250
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Baa2	2.250	07/15/17	50	49,765
Sr. Unsec’d. Notes, 144A	Baa2	4.125	06/15/23	125	126,793
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625	03/15/18	550	610,500
Brunswick Rail Finance Ltd. (Ireland), Gtd. Notes, 144A	Ba3	6.500	11/01/17	200	213,750
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	100	103,000
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A2	1.250	11/06/17	325	324,073
CNH Capital LLC, Gtd. Notes, 144A	Ba2	3.875	11/01/15	500	513,750
Deere & Co., Sr. Unsec’d. Notes	A2	2.600	06/08/22	50	49,896
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $44,987; purchased 03/12/12)(e)(f)	Baa1	2.750	03/15/17	45	46,719
Gtd. Notes, 144A (original cost $107,597; purchased 10/10/12)(e)(f)	Baa1	5.625	03/15/42	100	110,445
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125	10/09/42	125	123,537

Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	550	595,375
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500	07/31/15	EUR 100	143,926
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $24,990; purchased 07/10/12)(e)(f)	Baa3	2.500	07/11/14	25	25,439
Sr. Notes, 144A (original cost $274,593; purchased 09/24/12)(e)(f)	Baa3	2.500	03/15/16	275	279,592
Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(e)(f)	Baa3	2.875	07/17/18	450	446,919
Unsec’d. Notes, 144A (original cost $24,976; purchased 05/08/12)(e)(f)	Baa3	3.125	05/11/15	25	25,924
Pentair Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.350	12/01/15	325	324,613
Gtd. Notes, 144A	Baa2	1.875	09/15/17	50	49,765
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850	11/15/17	175	174,505
SPX Corp., Gtd. Notes	Ba2	7.625	12/15/14	600	658,500
Terex Corp., Gtd. Notes	B3	6.000	05/15/21	1,650	1,728,375
United Rentals North America, Inc.,
Gtd. Notes	B3	9.250	12/15/19	240	275,400
Sr. Unsec’d. Notes	B3	8.250	02/01/21	550	625,625
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800	06/01/17	50	51,064
Sr. Unsec’d. Notes	A2	4.500	06/01/42	140	150,396
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	Baa3	7.250	04/05/41	700	798,000
Gtd. Notes, RegS	Baa3	7.250	04/05/41	300	342,000
Xylem, Inc.,
Gtd. Notes	Baa2	3.550	09/20/16	550	583,942
Sr. Unsec’d. Notes	Baa2	4.875	10/01/21	50	55,865

					9,684,703

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125	01/15/41	170	196,806
CF Industries, Inc., Gtd. Notes	Baa3	6.875	05/01/18	330	402,058
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000	11/15/22	1,550	1,513,264
Sr. Unsec’d. Notes	Baa2	5.250	11/15/41	125	134,374
Sr. Unsec’d. Notes	Baa2	5.900	02/15/15	120	132,157
Sr. Unsec’d. Notes	Baa2	9.400	05/15/39	120	189,716
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450	12/08/17	600	595,487
Koppers, Inc., Gtd. Notes	B1	7.875	12/01/19	600	660,749
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa3	6.000	11/15/21	700	822,500
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625	11/01/19	100	114,000
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400	02/14/22	1,100	1,220,530
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	A3	1.350	12/15/17	350	348,982

					6,330,623

Consumer — 0.7%
Jarden Corp., Gtd. Notes	Ba3	6.125	11/15/22	500	534,375
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.050	12/01/17	375	375,305
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375	05/15/20	505	571,281
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	110	117,700
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	1,500	1,648,124

					3,246,785

Electric — 0.9%
Alabama Power Co., Sr. Unsec’d. Notes	A2	3.850	12/01/42	275	265,794
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Ser. F	Baa2	2.950	12/15/22	550	542,328
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250	10/15/17	444	470,640
Connecticut Light & Power Co. (The), First Ref. Mtge.	A3	2.500	01/15/23	375	370,593
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.011	06/03/13	50	50,070
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, MTN, RegS	Baa3	6.375	10/21/16	900	1,014,750
Sr. Unsec’d. Notes, 144A	Baa3	8.500	04/22/15	380	425,600
Duke Energy Carolinas LLC, First Ref. Mtge.	A1	4.000	09/30/42	50	49,449
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625	08/15/17	225	225,127
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	75	81,566
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150	04/01/22	75	75,087
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A1	3.800	01/01/43	200	196,000
South Carolina Electric & Gas Co., First Mtge. Bonds	A3	4.350	02/01/42	130	135,166
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, 144A, MTN	B3	7.875	10/01/20	EUR 125	182,029
Techem GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	Ba3	6.125	10/01/19	EUR 200	287,852

					4,372,051

Energy — Integrated — 1.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846	05/05/17	150	153,049
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.000	08/15/22	175	173,066
Sr. Unsec’d. Notes	Baa2	4.450	09/15/42	60	59,469
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250	12/12/21	800	932,801
Sasol Financing International PLC (United Kingdom), Gtd. Notes	Baa1	4.500	11/14/22	1,600	1,580,001
Sibur Securities Ltd. (Ireland), Gtd. Notes, 144A	Ba1	3.914	01/31/18	900	895,645
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100	06/01/18	525	637,819
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN	Baa2	6.625	03/20/17	180	204,300
Total Capital International SA (France), Gtd. Notes	Aa1	1.500	02/17/17	2,000	2,022,605

					6,658,755

Energy — Other — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950	09/15/16	600	688,162
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	100	118,489
Sr. Unsec’d. Notes	Baa3	6.450	09/15/36	100	119,738
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.241	06/02/14	125	125,803
Sr. Unsec’d. Notes	Baa1	3.600	04/30/22	450	464,490
Sr. Unsec’d. Notes	Baa1	4.500	06/01/21	340	377,169
Sr. Unsec’d. Notes	Baa1	5.950	06/01/41	100	121,173
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	1.875	05/15/17	75	75,280
Forest Oil Corp., Gtd. Notes	B2	8.500	02/15/14	106	112,890
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625	09/15/21	240	246,336
Gtd. Notes	Baa2	6.150	02/15/18	80	91,310

National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	3.950	12/01/42	125	122,331
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000	03/01/41	475	562,041
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	25	25,548
Phillips 66, Gtd. Notes	Baa1	2.950	05/01/17	25	26,312
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500	01/15/20	610	767,612
Plains Exploration & Production Co., Gtd. Notes	B1	6.500	11/15/20	600	663,750
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	3.149	03/06/17	300	300,375
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.250	08/01/17	1,200	1,192,090
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500	10/15/17	75	75,256
Gtd. Notes	Baa3	5.050	12/15/16	75	83,742
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	100	100,458
Gtd. Notes	Baa2	5.950	04/15/42	510	521,015

					6,981,370

Foods — 1.5%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	4.000	01/17/43	600	594,400
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500	07/15/22	200	195,946
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	200	201,252
Beam, Inc., Sr. Unsec’d. Notes	Baa2	1.875	05/15/17	50	50,541
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	2.100	03/15/18	225	226,829
Sr. Unsec’d. Notes	Baa2	3.200	01/25/23	175	175,221
Sr. Unsec’d. Notes	Baa2	4.650	01/25/43	175	175,165
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250	09/01/16	550	629,750
Cott Beverages, Inc., Gtd. Notes	B3	8.125	09/01/18	1,150	1,267,874
Darling International, Inc., Gtd. Notes	Ba2	8.500	12/15/18	900	1,029,375
Dole Food Co., Inc., Sec’d. Notes	B2	13.875	03/15/14	100	107,625
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	500	541,250
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	4.150	02/15/43	325	325,874
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	525	555,844
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	2.250	06/05/17	50	51,478
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250	02/10/22	250	305,000

Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000	05/01/17	50	50,936
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750	04/15/15	125	125,938
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750	03/01/18	500	541,250
Tyson Foods, Inc., Gtd. Notes(d)	Baa3	6.600	04/01/16	340	390,690

					7,542,238

Gaming — 0.4%
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875	08/15/18	100	101,500

MGM Resorts International, Gtd. Notes	B3	7.625	01/15/17	500	548,125
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625	08/01/17	1,000	1,070,000
Sugarhouse HSP Gaming Prop. Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625	04/15/16	100	107,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $139,688; purchased 04/12/11)(e)(f)	B1	11.375	07/15/16	125	135,000

					1,961,625

Healthcare & Pharmaceutical — 1.5%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400	11/06/42	125	125,531
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.125	05/15/17	125	128,686
Sr. Unsec’d. Notes	Baa1	5.375	05/15/43	610	696,605
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	4.000	09/18/42	130	126,170
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900	08/15/17	50	50,626
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125	08/15/18	150	157,875
Express Scripts Holding Co., Gtd. Notes	Baa3	2.100	02/12/15	50	51,087
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650	12/01/41	150	182,575
HCA, Inc.,
Gtd. Notes	B3	8.000	10/01/18	500	582,500
Sr. Sec’d. Notes	Ba3	5.875	03/15/22	1,000	1,087,500
Sr. Unsec’d. Notes	B3	7.190	11/15/15	100	111,000
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	200	224,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750	08/23/22	25	25,844
Mylan, Inc., Gtd. Notes, 144A	Baa3	6.000	11/15/18	550	600,437
Gtd. Notes, 144A	Baa3	7.625	07/15/17	100	111,913
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	6.250	11/01/18	600	658,500
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950	12/18/22	300	297,074
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500	07/15/16	680	708,050
Gtd. Notes, 144A	B1	6.875	12/01/18	500	530,000
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625	10/01/42	75	75,008
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250	02/01/23	50	49,641
Sr. Unsec’d. Notes, 144A	Baa2	4.700	02/01/43	975	985,357

					7,565,979

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750	11/15/22	450	435,493
Sr. Unsec’d. Notes	Baa1	4.125	11/15/42	325	310,536
Sr. Unsec’d. Notes	Baa1	6.000	06/15/16	50	57,839
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375	02/15/42	350	390,813
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	320	370,160
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950	10/15/42	175	164,384
Sr. Unsec’d. Notes	A3	4.375	03/15/42	210	211,395
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650	01/15/43	400	398,960

					2,339,580

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	100	118,654

American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400	12/15/20	710	869,263
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	110	115,445
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	500	535,141
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500	02/11/43	400	396,188
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.125	04/15/22	205	231,589
Sr. Unsec’d. Notes	Baa3	6.625	04/15/42	350	434,047
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950	05/01/22	75	81,450
Gtd. Notes, 144A	Baa2	6.500	05/01/42	150	167,798
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	115	132,456
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200	03/15/22	70	74,552
Sr. Unsec’d. Notes	Baa2	6.300	10/09/37	175	208,039
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900	07/01/22	320	345,375
Sr. Unsec’d. Notes	Baa2	7.125	09/30/19	630	768,134
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375	12/01/41	320	361,354
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	3.048	12/15/22	225	222,965
Sr. Unsec’d. Notes	A3	4.125	08/13/42	90	85,873
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	Aa3	1.500	01/10/18	725	719,459
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	A2	5.000	10/18/42	200	203,978
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063	03/30/40	200	251,870
Principal Financial Group, Inc., Gtd. Notes	A3	4.350	05/15/43	275	269,806
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	4.250	12/06/42	325	316,191
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850	12/16/39	200	267,311
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625	03/15/22	75	79,814

					7,256,752

Lodging — 0.9%
Carnival Corp. (Panama), Gtd. Notes	A3	1.200	02/05/16	950	949,801
Gtd. Notes	A3	1.875	12/15/17	425	424,071
FelCor Lodging LP, Sr. Sec’d. Notes, 144A	B2	5.625	03/01/23	1,050	1,059,187
Sr. Sec’d. Notes	B2	10.000	10/01/14	66	74,993
Host Hotels & Resorts LP, Gtd. Notes	Baa3	9.000	05/15/17	150	159,375
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	115	119,415
Sr. Unsec’d. Notes	Baa2	3.250	09/15/22	75	73,569
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750	05/15/18	150	181,644
Sr. Unsec’d. Notes	Baa2	7.150	12/01/19	550	690,535

Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250	03/01/22	475	491,441
Sr. Unsec’d. Notes	Baa3	5.750	02/01/18	120	136,423
Sr. Unsec’d. Notes	Baa3	7.375	03/01/20	135	164,820

					4,525,274

Media & Entertainment — 2.1%
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	902	983,180
CBS Corp.,
Gtd. Notes	Baa2	1.950	07/01/17	50	50,823
Gtd. Notes	Baa2	4.850	07/01/42	350	346,520
Gtd. Notes	Baa2	8.875	05/15/19	220	295,955

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	1,100	1,232,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500	11/15/22	365	388,725
Gtd. Notes, 144A	B1	6.500	11/15/22	135	142,425
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000	10/15/20	500	518,750
Intelsat Luxembourg SA (Bermuda), Gtd. Notes	Caa3	11.250	02/04/17	250	265,000
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	475	517,750
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $666,000; purchased 12/12/12)(e)(f)	B1	8.250	12/15/17	600	657,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.450	01/15/43	325	312,308
Sr. Unsec’d. Notes	Baa2	5.950	04/01/41	230	270,037
News America, Inc., Gtd. Notes	Baa1	6.150	02/15/41	450	548,324
Gtd. Notes	Baa1	8.000	10/17/16	100	122,318
Gtd. Notes	Baa1	8.250	08/10/18	430	566,694
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	250	274,375
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250	11/01/17	600	655,500
Starz LLC/Starz Finance Corp., Gtd. Notes, 144A	Ba2	5.000	09/15/19	200	207,000
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000	05/15/17	400	420,000
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500	05/01/19	950	1,020,063
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500	02/27/42	250	238,154
Sr. Unsec’d. Notes	Baa1	6.250	04/30/16	100	115,966

					10,148,867

Metals — 2.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	4.250	08/05/15	475	489,199
Sr. Unsec’d. Notes	Ba1	6.125	06/01/18	500	533,846
ArcelorMittal USA LLC, Gtd. Notes	Ba1	6.500	04/15/14	598	626,600
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.500	07/08/15	1,400	1,505,000
Bumi Capital Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.000	11/10/16	100	92,250
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	575	621,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125	12/15/20	600	630,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000	04/01/17	1,700	1,746,750
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150	03/01/17	50	50,366
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750	11/05/16	100	109,500
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750	06/01/20	250	277,500

Peabody Energy Corp., Gtd. Notes	Ba1	6.000	11/15/18	100	104,750
Gtd. Notes	Ba1	6.250	11/15/21	400	418,000
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	7.750	04/27/17	800	856,200
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500	07/27/35	800	1,000,870

Steel Dynamics, Inc., Gtd. Notes	Ba2	6.750	04/01/15	150	151,125
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	2.500	02/01/18	100	101,733
Gtd. Notes	Baa2	3.000	03/01/19	125	128,580
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800	10/23/15	325	327,633
Gtd. Notes, 144A	Baa2	2.450	10/25/17	350	352,925
Gtd. Notes, 144A	Baa2	2.850	11/10/14	50	51,373

					10,175,950

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300	04/27/17	100	103,007
Sr. Unsec’d. Notes, Ser. G, MTN	A1	3.100	01/09/23	100	98,776
Sr. Unsec’d. Notes, Ser. G, MTN	A1	3.150	09/07/22	200	198,278
Sr. Unsec’d. Notes, MTN	A1	5.875	01/14/38	550	643,064
Sub. Notes	A2	5.300	02/11/21	450	511,751
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750	05/15/16	25	26,895
Sr. Unsec’d. Notes	Ba3	6.250	05/15/19	25	27,625
Sr. Unsec’d. Notes(a)	Ba3	8.625	09/15/15	90	102,263
NYSE Euronext, Sr. Unsec’d. Notes	A3	2.000	10/05/17	475	484,971
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	5.875	09/25/22	250	263,750
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875	09/10/15	300	312,111
Sr. Unsec’d. Notes, MTN	Ba1	4.625	09/25/17	405	420,222
Sr. Unsec’d. Notes, MTN	Ba1	8.000	03/25/20	100	115,750
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900	12/15/17	300	285,825

					3,594,288

Packaging — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes, 144A	Ba2	4.500	01/15/23	525	517,125
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375	05/15/16	900	1,034,999

					1,552,124

Paper — 0.6%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(e)(f)	Baa2	5.400	11/01/20	35	41,224
Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(e)(f)	Baa2	7.375	12/01/25	400	540,388
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500	06/15/17	650	695,500
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000	11/15/41	610	701,347
Sr. Unsec’d. Notes	Baa3	9.375	05/15/19	100	136,484
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000	03/01/23	475	473,625
Sr. Unsec’d. Notes, 144A	Ba1	4.450	03/01/19	35	37,420
Sr. Unsec’d. Notes, 144A	Ba1	4.900	03/01/22	190	202,377

Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875	09/15/18	250	257,500

					3,085,865

Pipelines & Other — 0.7%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350	03/15/20	1,270	1,380,473
DCP Midstream Operating LP, Gtd. Notes	Baa3	2.500	12/01/17	225	225,280
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150	02/01/43	250	247,577
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.700	02/15/42	50	56,210
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.450	02/15/23	200	199,410
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.200	12/01/42	125	116,842

ONEOK Partners LP, Gtd. Notes	Baa2	2.000	10/01/17	800	806,318
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.300	04/01/17	50	51,581
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950	01/15/43	200	195,892
Western Gas Partners LP, Sr. Unsec’d. Notes	Baa3	4.000	07/01/22	75	77,555

					3,357,138

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375	09/01/42	180	180,910
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100	03/15/44	175	164,621
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	6.250	05/01/34	207	260,680

					606,211

Real Estate Investment Trusts — 0.5%
Aviv Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750	02/15/19	600	643,500
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	2.500	12/15/17	100	100,889
Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	130	131,748
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500	02/15/20	500	548,750
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	2.000	01/31/18	200	199,403
Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	50	55,695
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A3	1.500	02/01/18	700	692,922
Sr. Unsec’d. Notes	A3	6.125	05/30/18	60	72,895
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	2.000	02/15/18	150	149,695

					2,595,497

Retailers — 0.9%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	3.700	04/15/22	50	51,597
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000	03/15/19	475	520,125
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750	05/15/41	975	1,180,571
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	3.250	02/01/23	150	140,751
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625	02/15/22	1,550	1,666,249
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	3.875	01/15/22	125	129,391
Gtd. Notes	Baa3	4.300	02/15/43	225	206,735
Gtd. Notes	Baa3	5.900	12/01/16	43	50,204
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500	10/01/19	525	580,220
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800	09/15/17	150	150,383

					4,676,226

Technology — 2.4%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	50	51,805
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	750	714,375

CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535	10/12/17	1,878	2,009,461
CommScope, Inc., Gtd. Notes, 144A (original cost $930,500; purchased 09/28/12 - 12/12/12)(e)(f)	B3	8.250	01/15/19	850	928,625
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	300	325,500
First Data Corp., Gtd. Notes, PIK	Caa1	10.550	09/24/15	750	772,969
Gtd. Notes	Caa1	12.625	01/15/21	700	745,500

Fiserv, Inc., Gtd. Notes	Baa2	3.125	06/15/16	275	290,017
Interactive Data Corp., Gtd. Notes	B3	10.250	08/01/18	1,200	1,359,000
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700	09/15/22	265	271,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750	02/15/21	1,500	1,500,000
Sr. Sec’d. Notes, Ser. EXcH(a)	B1	3.054	10/15/13	75	75,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750	12/15/18	600	661,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	100	107,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	200	211,750
Gtd. Notes, RegS	Ba1	7.500	08/12/15	1,300	1,376,375
SunGard Data Systems, Inc., Sr. Sec’d. Notes	B3	4.875	01/15/14	100	102,625
Transunion LLC/Transunion Financing Corp., Gtd. Notes	B2	11.375	06/15/18	150	173,438
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.130	05/16/14	100	99,808

					11,776,373

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350	09/01/40	240	263,016
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950	01/15/18	170	202,325
Sr. Unsec’d. Notes(a)	Baa2	9.625	12/15/30	340	528,957
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750	05/15/16	400	421,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250	09/30/20	275	306,625
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000	04/01/14	100	107,750
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A	B3	11.625	01/31/20	400	471,000
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11 - 05/11/11)(e)(f)	Baa3	7.082	06/01/16	120	139,486
Sr. Unsec’d. Notes (original cost $265,017; purchased 08/17/12 - 10/17/12)(e)(f)	Baa3	7.995	06/01/36	240	263,862
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500	10/01/14	40	43,937
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A3	2.125	05/01/18	400	401,240
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000	12/01/16	400	431,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.850	11/01/42	500	457,398
Sr. Unsec’d. Notes	A3	7.350	04/01/39	125	174,941
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(e)	Ba3	9.125	04/30/18	1,300	1,543,749

Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS	B3	11.750	07/15/17	EUR 700	1,007,481

					6,763,767

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes(d)	Baa1	9.950	11/10/38	675	1,100,334
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300	08/21/17	475	478,848
Gtd. Notes	Baa2	3.500	08/04/16	235	248,859

Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500	08/22/22	200	197,067
Reynolds American, Inc., Gtd. Notes	Baa2	3.250	11/01/22	400	395,866
Gtd. Notes	Baa2	6.750	06/15/17	115	138,706

					2,559,680

TOTAL CORPORATE BONDS (cost $176,493,380)					176,761,337

MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, BABs, Taxable, Revenue Bonds	Aa3	6.263	04/01/49	550	740,894
City of Chicago IL, O’Hare International Airport, BABs, Revenue Bonds	A2	6.395	01/01/40	360	460,480
Memorial Sloan-Kettering Cancer Center	Aa3	4.125	07/01/52	75	71,288
New York City Municipal Water Finance Authority, Water & Sewer Systems Revenue, BABs	Aa2	5.882	06/15/44	400	521,748
Ohio State University, Taxable, Ser. A	Aa1	4.800	06/01/2111	180	193,961
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458	10/01/62	100	97,746
Rutgers The State University of New Jersey, BABs	Aa2	5.665	05/01/40	200	245,286
San Antonio Electric & Gas Revenue, Taxable	Aa1	4.427	02/01/42	120	126,494
University of California, BABs, Revenue Bonds	Aa1	5.770	05/15/43	390	466,549

TOTAL MUNICIPAL BONDS (cost $2,944,280)					2,924,446

NON-CORPORATE FOREIGN AGENCIES — 3.7%
Caisse d’Amortissement de La Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	1.625	07/06/15	200	204,199
Export Credit Bank of Turkey (Turkey), Unsec’d. Notes, 144A	Ba1	5.375	11/04/16	675	727,313
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250	04/23/19	500	651,875
Gazprom OAO Via Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes, 144A	BBB+(b)	7.201	02/01/20	576	653,518
KazMunayGas Finance Sub BV (Netherlands), Gtd. Notes, 144A, MTN	Baa3	9.125	07/02/18	700	904,050
KazMunayGas National Co. (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750	01/23/15	410	480,725
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000	02/09/15	200	202,040
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500	08/22/17	1,160	1,242,469
Sr. Unsec’d. Notes, Ser. E, MTN	Aa3	2.150	08/06/13	HKD 1,000	129,489
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000	09/19/22	550	536,257
Sr. Unsec’d. Notes, RegS	A1	3.125	09/16/15	500	523,241
Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	100	106,738
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750	10/17/16	200	234,500
Gtd. Notes, RegS	Baa3	7.750	10/17/16	1,313	1,539,492
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A1	3.500	02/08/17	200	210,615

Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900	10/28/14	1,050	1,002,750
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	3.500	01/30/23	750	735,000
Gtd. Notes	Baa1	4.875	01/24/22	250	275,313
Gtd. Notes	Baa1	5.500	06/27/44	1,000	1,027,500

Power Sector Assets & Liabilities Management Corp. (Philippines), Gtd. Notes, RegS	Ba1	7.390	12/02/24		400	547,000
Province of Ontario Canada (Canada), Notes, Ser. E, MTN	Aa2	4.100	06/26/13	HKD	10,000	1,305,711
Sr. Unsec’d. Notes	Aa2	4.100	06/16/14		200	210,181
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.299	05/15/17		325	360,750
Sr. Unsec’d. Notes, 144A	Baa1	7.750	05/29/18		1,485	1,770,863
State Bank of India (India), Sr. Unsec’d. Notes, RegS, MTN	Baa2	4.500	11/30/15	EUR	600	853,372
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.875	05/29/18		1,425	1,585,313

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $18,021,854)						18,020,274

SOVEREIGNS — 8.5%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	Aaa	1.375	03/07/14		200	202,370
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, Ser. E, MTN	NR	2.750	03/05/15		570	592,996
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875	01/22/21		175	205,188
Sr. Unsec’d. Notes	Baa2	7.375	02/03/15	EUR	197	300,921
Unsec’d. Notes	Baa2	11.000	06/26/17	EUR	1,200	2,280,112
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	Baa2	4.250	07/09/17	EUR	500	745,088
Sr. Unsec’d. Notes, RegS	Baa2	8.250	01/15/15		500	565,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	12.000	10/22/15	COP	710,000	480,449
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	Aa3	3.750	01/15/16		70	73,835
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625	05/22/15		200	201,012
EUROFIMA (Supranational), Sr. Unsec’d. Notes, Ser. E, MTN	Aaa	1.650	04/22/13	HKD	10,000	1,291,352
European Investment Bank (Supranational), Sr. Unsec’d. Notes	Aaa	2.875	01/15/15		400	418,760
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.750	04/25/22		600	628,500
Ireland Government Bond (Ireland), Bonds	Ba1	4.500	04/18/20	EUR	560	782,383
Bonds	Ba1	5.900	10/18/19	EUR	150	227,817
Sr. Unsub. Notes	Ba1	4.400	06/18/19	EUR	1,730	2,421,563
Sr. Unsub. Notes	Ba1	4.500	10/18/18	EUR	100	143,576
Italy Buoni Poliennali del Tesoro (Italy),
Bonds	Baa2	4.750	05/01/17	EUR	1,125	1,637,439
Bonds	Baa2	6.500	11/01/27	EUR	1,610	2,601,384
Bonds	Baa2	9.000	11/01/23	EUR	150	282,491
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	3.450	03/24/17	JPY	5,000	53,761
Sr. Unsec’d. Notes	NR	4.375	06/15/13		50	50,595
Sr. Unsec’d. Notes	Baa2	4.500	06/08/15	JPY	40,000	448,914
Sr. Unsec’d. Notes, Ser. E, MTN, RegS	Baa2	5.750	07/25/16	EUR	500	744,219
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875	12/01/24		750	1,115,588
Mexico Government International Bond (Mexico), Notes, Ser. G, MTN	Baa1	7.375	04/08/13	ITL	8,000,000	5,666,026

Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250	06/16/15	EUR	316	462,958
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250	07/14/17	EUR	1,270	1,908,906
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500	02/17/20	EUR	700	1,139,214
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	11.000	05/08/17	ITL	250,000	239,298
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500	10/14/14	EUR	550	831,098
Sr. Unsec’d. Notes, RegS	Baa2	9.910	05/05/15	PEN	980	446,072
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	Ba1	6.250	03/15/16	EUR	130	200,783
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	A2	3.000	03/17/23		365	353,138
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, RegS	BB(b)	3.500	03/25/15		200	198,500
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850	04/15/21	EUR	120	139,103
Sr. Unsec’d. Notes	Ba3	4.100	04/15/37	EUR	55	53,679
Sr. Unsec’d. Notes	Ba3	4.450	06/15/18	EUR	700	905,878
Sr. Unsec’d. Notes	Ba3	4.750	06/14/19	EUR	1,740	2,230,963
Sr. Unsec’d. Notes	Ba3	4.800	06/15/20	EUR	50	62,918
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, RegS	Baa3	5.000	03/18/15	EUR	700	997,502
South Africa Government International Bond (South Africa), Unsec’d. Notes, Ser. E, MTN	Baa1	4.500	04/05/16	EUR	250	369,659
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.250	10/31/16	EUR	2,510	3,502,120
Sr. Unsec’d. Notes	Baa3	4.700	07/30/41	EUR	50	57,925
Sr. Unsub. Notes	Baa3	5.850	01/31/22	EUR	220	316,374
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625	06/17/13		700	701,456
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	Aaa	1.000	06/03/14		200	202,000
Turkey Government Bond (Turkey), Bonds(g)	Ba1	5.740	07/17/13	TRY	400	221,703
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	6.500	02/10/14	EUR	500	714,267
Sr. Unsec’d. Notes	Ba1	6.750	04/03/18		500	596,250
Sr. Unsec’d. Notes	Ba1	7.000	06/05/20		210	263,550
Sr. Unsec’d. Notes	Ba1	8.000	02/14/34		245	354,638

TOTAL SOVEREIGNS (cost $40,165,904)						41,631,291

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corp.		0.875	03/07/18		2,070	2,055,758
Federal Home Loan Mortgage Corp.		2.375	01/13/22		2,000	2,055,372

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,124,356)						4,111,130

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds		2.750	08/15/42		365	336,142
U.S. Treasury Notes		0.875	01/31/18		12,300	12,296,161

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,634,332)						12,632,303

TOTAL LONG-TERM INVESTMENTS (cost $475,797,656)						478,044,815

SHORT-TERM INVESTMENT — 12.9%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $63,322,915)(i)	63,322,915	63,322,915

TOTAL INVESTMENTS — 110.2% (cost $539,120,571)(j)		541,367,730
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (10.2)%		(50,288,383)

NET ASSETS — 100.0%		$491,079,347

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BRL	Brazilian Real
BZDIOVER	Brazil Cetip Interbank Deposit Overnight Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CHF	Swiss Franc
CHIBNOM	Chile Central Bank Daily Midday Interbank Rate Nominal
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GBP	British Pound
GO	General Obligation
HKD	Hong Kong Dollar
INR	Indian Rupee
I/O	Interest Only
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NA	Not Applicable
NOK	Norwegian Krone
NR	Not Rated by Moody’s or Standard & Poor’s
NZD	New Zealand Dollar
OIS	Overnight Index Swap
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PIK	Payment-in-Kind
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TSMCP	Taiwan Secondary Market CP Bank Rate
TWD	Taiwan Dollar

†	The ratings reflected are as of January 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	New issue security. Variable rate in effect upon settlement.
(d)	Represents a step coupon bond. Rate shown reflects the current coupon at January 31, 2013.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,581,932. The aggregate value of $6,567,377 is approximately 1.3% of net assets.
(g)	Represents zero coupon bond. Rate shown reflects the effective yield on January 31, 2013.
(h)	Amount is actual; not rounded to thousands.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment

Portfolios 2 — Prudential Core Taxable Money Market Fund.

(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$540,053,063	$4,552,154	$(3,237,487)	$1,314,667

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of amortization of premiums as of the current reporting period.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Position:
38	Euro-BOBL	Mar. 2013	$6,482,327	$6,484,596	$2,269

	Short Positions:
63	5 Year U.S. Treasury Notes	Mar. 2013	7,795,077	7,795,266	(189)
97	10 Year U.S. Treasury Notes	Mar. 2013	12,775,266	12,734,281	40,985
7	U.S. Long Bond	Mar. 2013	1,016,953	1,004,281	12,672
23	U.S. Ultra Bond	Mar. 2013	3,600,542	3,600,219	323

					53,791

					$56,060

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar
Expiring 04/23/13	Deutsche Bank AG	AUD	669,917	$696,800	$694,317	$(2,483)
Expiring 04/23/13	Goldman Sachs International	AUD	2,264,395	2,360,065	2,346,866	(13,199)
Canadian Dollar
Expiring 04/22/13	Citibank NA	CAD	699,653	696,800	700,254	3,454
Expiring 04/22/13	Morgan Stanley	CAD	2,494,809	2,526,639	2,496,951	(29,688)
Expiring 04/22/13	Morgan Stanley	CAD	940,114	940,800	940,922	122
Chilean Peso
Expiring 02/06/13	Citibank NA	CLP	355,430,557	727,001	753,480	26,479
Expiring 02/06/13	Citibank NA	CLP	67,767,040	140,800	143,660	2,860
Expiring 02/06/13	Citibank NA	CLP	58,672,620	121,400	124,381	2,981
Expiring 03/11/13	Citibank NA	CLP	474,905,132	1,002,755	1,001,851	(904)
Expiring 03/11/13	Citibank NA	CLP	259,086,800	544,300	546,564	2,264
Expiring 03/11/13	Citibank NA	CLP	176,346,900	369,700	372,018	2,318
Expiring 03/11/13	Citibank NA	CLP	174,686,460	365,300	368,515	3,215
Expiring 03/11/13	Citibank NA	CLP	171,655,680	358,400	362,121	3,721
Expiring 03/11/13	Citibank NA	CLP	137,396,220	284,700	289,848	5,148

Chinese Yuan Renminbi
Expiring 03/12/13	UBS AG	CNY	3,410,954	534,800	547,545	12,745
Expiring 03/20/13	Citibank NA	CNY	3,870,941	612,200	621,162	8,962
Expiring 03/20/13	UBS AG	CNY	4,421,975	703,800	709,585	5,785
Expiring 03/20/13	UBS AG	CNY	1,161,014	183,400	186,306	2,906
Expiring 10/29/13	Citibank NA	CNY	2,948,881	466,300	468,561	2,261
Expiring 10/29/13	UBS AG	CNY	6,592,339	1,047,900	1,047,486	(414)
Expiring 10/29/13	UBS AG	CNY	3,139,506	494,800	498,850	4,050
Colombian Peso
Expiring 04/08/13	Citibank NA	COP	512,104,125	288,672	286,829	(1,843)
Euro
Expiring 04/25/13	Goldman Sachs International	EUR	250,616	335,000	340,437	5,437
Expiring 04/25/13	Goldman Sachs International	EUR	170,500	227,013	231,607	4,594
Expiring 04/25/13	UBS AG	EUR	665,068	888,800	903,428	14,628
Indian Rupee
Expiring 04/15/13	UBS AG	INR	46,613,997	857,900	863,168	5,268
Expiring 04/15/13	UBS AG	INR	37,773,528	696,800	699,466	2,666
Japanese Yen
Expiring 04/25/13	Goldman Sachs International	JPY	5,144,419	58,112	56,291	(1,821)
Malaysian Ringgit
Expiring 03/11/13	UBS AG	MYR	5,171,539	1,693,810	1,660,087	(33,723)
Expiring 03/11/13	UBS AG	MYR	2,775,062	913,300	890,807	(22,493)
Expiring 03/11/13	UBS AG	MYR	860,827	281,500	276,329	(5,171)
Expiring 03/11/13	UBS AG	MYR	354,296	115,500	113,731	(1,769)
Mexican Peso
Expiring 04/22/13	UBS AG	MXN	36,192,730	2,851,095	2,823,548	(27,547)
New Zealand Dollar
Expiring 04/23/13	Citibank NA	NZD	911,792	760,100	761,022	922
Expiring 04/23/13	Goldman Sachs International	NZD	3,335,607	2,768,264	2,784,046	15,782
Norwegian Krone
Expiring 04/24/13	Citibank NA	NOK	3,842,263	696,800	700,966	4,166
Expiring 04/24/13	Goldman Sachs International	NOK	19,686,934	3,517,119	3,591,599	74,480
Peruvian Nuevo Sol
Expiring 04/10/13	Citibank NA	PEN	2,891,330	1,128,897	1,119,939	(8,958)
Expiring 04/10/13	Citibank NA	PEN	2,042,145	799,900	791,013	(8,887)
Expiring 04/10/13	Citibank NA	PEN	1,233,971	484,100	477,971	(6,129)
Philippine Peso
Expiring 03/18/13	Citibank NA	PHP	21,081,261	521,168	518,130	(3,038)
Expiring 03/18/13	UBS AG	PHP	24,474,624	595,200	601,531	6,331
Expiring 03/18/13	UBS AG	PHP	19,743,570	485,100	485,253	153
Expiring 03/18/13	UBS AG	PHP	17,748,624	438,400	436,221	(2,179)
Expiring 03/18/13	UBS AG	PHP	9,203,924	225,200	226,212	1,012
Expiring 03/18/13	UBS AG	PHP	4,712,400	115,500	115,820	320
Polish Zloty
Expiring 04/24/13	JPMorgan Chase Securities	PLN	2,094,355	670,700	672,253	1,553
Romanian Leu
Expiring 04/24/13	Goldman Sachs International	RON	2,835,861	857,900	868,552	10,652
Expiring 04/24/13	Goldman Sachs International	RON	2,628,982	792,630	805,190	12,560
Expiring 04/24/13	Goldman Sachs International	RON	733,367	222,200	224,611	2,411
Expiring 04/24/13	JPMorgan Chase Securities	RON	2,628,982	788,660	805,189	16,529
Expiring 04/24/13	JPMorgan Chase Securities	RON	1,371,051	418,700	419,918	1,218
Russian Ruble
Expiring 03/25/13	Citibank NA	RUB	15,491,658	500,700	511,863	11,163
Expiring 03/25/13	Citibank NA	RUB	14,283,444	457,700	471,942	14,242
Expiring 03/25/13	Citibank NA	RUB	13,625,500	425,000	450,203	25,203
Expiring 03/25/13	Citibank NA	RUB	13,253,886	422,300	437,924	15,624
Expiring 03/25/13	Citibank NA	RUB	10,316,344	335,600	340,865	5,265
Expiring 03/25/13	Citibank NA	RUB	10,229,508	323,100	337,995	14,895
Expiring 03/25/13	Citibank NA	RUB	6,682,531	219,200	220,799	1,599
Expiring 03/25/13	Citibank NA	RUB	6,378,331	200,400	210,748	10,348
Expiring 03/25/13	Citibank NA	RUB	5,411,469	171,700	178,802	7,102

Expiring 03/25/13	Citibank NA	RUB	4,690,415	147,400	154,977	7,577
Expiring 03/25/13	Citibank NA	RUB	4,303,445	134,900	142,191	7,291
Expiring 03/25/13	Citibank NA	RUB	4,289,189	134,100	141,720	7,620
Expiring 03/25/13	Citibank NA	RUB	3,615,346	115,500	119,455	3,955
Expiring 04/17/13	Citibank NA	RUB	33,863,280	1,111,000	1,114,442	3,442
Singapore Dollar
Expiring 04/23/13	Citibank NA	SGD	1,066,478	869,200	861,654	(7,546)
Expiring 04/23/13	Deutsche Bank AG	SGD	1,147,259	929,000	926,921	(2,079)
Expiring 04/23/13	UBS AG	SGD	2,394,615	1,950,895	1,934,714	(16,181)
South Korean Won
Expiring 03/18/13	UBS AG	KRW	528,031,350	485,100	483,629	(1,471)
Expiring 03/18/13	UBS AG	KRW	386,030,650	362,300	353,569	(8,731)
Expiring 03/18/13	UBS AG	KRW	258,951,500	233,500	237,176	3,676
Expiring 03/18/13	UBS AG	KRW	189,363,825	170,100	173,440	3,340
Expiring 03/18/13	UBS AG	KRW	183,763,200	168,900	168,310	(590)
Expiring 03/18/13	UBS AG	KRW	125,433,000	115,500	114,885	(615)
Expiring 04/15/13	UBS AG	KRW	1,006,400,950	926,278	920,337	(5,941)
Expiring 04/15/13	UBS AG	KRW	841,696,150	787,795	769,717	(18,078)
Swedish Krona
Expiring 04/24/13	Deutsche Bank AG	SEK	2,934,404	455,700	460,722	5,022
Expiring 04/24/13	Goldman Sachs International	SEK	19,149,316	2,933,967	3,006,577	72,610
Swiss Franc
Expiring 04/24/13	Citibank NA	CHF	398,518	428,900	438,322	9,422
Taiwan Dollar
Expiring 03/12/13	UBS AG	TWD	13,517,167	462,046	457,909	(4,137)
Expiring 03/12/13	UBS AG	TWD	6,291,868	213,900	213,144	(756)
Expiring 03/12/13	UBS AG	TWD	3,043,284	103,700	103,094	(606)
Expiring 11/13/13	Citibank NA	TWD	12,011,583	420,500	407,992	(12,508)
Expiring 11/13/13	UBS AG	TWD	12,108,704	423,900	411,291	(12,609)
Thai Baht
Expiring 02/28/13	Deutsche Bank AG	THB	8,666,794	281,500	290,160	8,660
Expiring 02/28/13	HSBC Bank USA NA	THB	6,658,660	219,200	222,929	3,729
Expiring 02/28/13	UBS AG	THB	33,124,545	1,074,600	1,108,994	34,394
Expiring 02/28/13	UBS AG	THB	18,900,446	621,000	632,778	11,778
Expiring 02/28/13	UBS AG	THB	12,374,773	414,600	414,302	(298)
Expiring 02/28/13	UBS AG	THB	3,553,277	115,500	118,962	3,462
Turkish Lira
Expiring 04/30/13	Goldman Sachs International	TRY	3,999,973	2,232,328	2,249,730	17,402

				$62,771,209	$63,087,591	$316,382

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar
Expiring 04/23/13	Goldman Sachs International	AUD	853,758	$888,800	$884,853	$3,947
British Pound
Expiring 04/25/13	Goldman Sachs International	GBP	608,949	964,459	965,360	(901)
Canadian Dollar
Expiring 04/22/13	Goldman Sachs International	CAD	723,389	715,400	724,010	(8,610)
Chilean Peso
Expiring 02/06/13	Citibank NA	CLP	6,965,085	14,373	14,765	(392)
Chinese Yuan Renminbi
Expiring 03/20/13	UBS AG	CNY	1,161,014	181,493	186,305	(4,812)
Euro
Expiring 04/25/13	Citibank NA	EUR	430,089	583,664	584,233	(569)
Expiring 04/25/13	Citibank NA	EUR	424,559	576,748	576,721	27
Expiring 04/25/13	Citibank NA	EUR	228,159	305,507	309,931	(4,424)
Expiring 04/25/13	Citibank NA	EUR	128,098	170,702	174,008	(3,306)
Expiring 04/25/13	JPMorgan Chase Securities	EUR	367,484	495,160	499,191	(4,031)

Hong Kong Dollar Expiring 04/23/13	Citibank NA	HKD	1,008,702	130,161	130,105	56
Expiring 04/23/13	Morgan Stanley	HKD	10,065,548	1,298,918	1,298,277	641
Expiring 06/27/13	UBS AG	HKD	10,373,041	1,338,784	1,338,211	573
Japanese Yen Expiring 04/25/13	Citibank NA	JPY	50,538,510	557,400	553,002	4,398
Expiring 04/25/13	Citibank NA	JPY	38,011,605	428,900	415,930	12,970
Expiring 04/25/13	Citibank NA	JPY	29,984,971	329,300	328,101	1,199
Expiring 04/25/13	JPMorgan Chase Securities	JPY	37,369,184	418,700	408,901	9,799
Malaysian Ringgit Expiring 03/11/13	Goldman Sachs International	MYR	3,263,745	1,055,033	1,047,676	7,357
Expiring 03/11/13	UBS AG	MYR	3,263,740	1,054,691	1,047,675	7,016
Expiring 03/11/13	UBS AG	MYR	1,326,738	431,600	425,889	5,711
Expiring 03/11/13	UBS AG	MYR	1,307,502	428,900	419,714	9,186
Peruvian Nuevo Sol Expiring 04/10/13	Citibank NA	PEN	533,045	209,300	206,472	2,828
Romanian Leu Expiring 04/24/13	Goldman Sachs International	RON	2,628,982	793,143	805,189	(12,046)
Russian Ruble Expiring 03/25/13	Citibank NA	RUB	29,198,834	926,800	964,765	(37,965)
Expiring 03/25/13	Citibank NA	RUB	9,280,108	286,600	306,626	(20,026)
Expiring 03/25/13	Citibank NA	RUB	8,550,660	282,200	282,524	(324)
Singapore Dollar Expiring 04/23/13	Deutsche Bank AG	SGD	1,128,811	911,300	912,016	(716)
Expiring 04/23/13	HSBC Bank USA NA	SGD	1,104,339	894,300	892,244	2,056
Expiring 04/23/13	JPMorgan Chase Securities	SGD	49,776	40,300	40,216	84
South Korean Won Expiring 03/18/13	UBS AG	KRW	1,671,573,525	1,539,911	1,531,009	8,902
Expiring 04/15/13	Goldman Sachs International	KRW	652,661,100	608,400	596,847	11,553
Expiring 04/15/13	UBS AG	KRW	1,195,436,000	1,111,000	1,093,206	17,794
Swiss Franc Expiring 04/24/13	Deutsche Bank AG	CHF	390,193	418,700	429,166	(10,466)
Taiwan Dollar Expiring 03/12/13	Citibank NA	TWD	1,082,207	37,100	36,661	439
Expiring 03/12/13	UBS AG	TWD	21,770,112	753,484	737,487	15,997
Expiring 11/13/13	UBS AG	TWD	24,120,286	830,588	819,282	11,306

				$22,011,819	$21,986,568	$25,251

						$341,633

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Currency swap agreements outstanding as of January 31, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)*	Counterparty
Over-the-counter swap agreements:
EUR	950	10/19/14	NA	3 month LIBOR(1)	$(41,429)	$—	$(41,429)	JPMorgan Chase Bank
EUR	100	11/15/14	NA	3 month LIBOR(2)	(8,310)	—	(8,310)	JPMorgan Chase Bank
EUR	280	12/04/14	NA	3 month LIBOR(3)	(15,590)	—	(15,590)	Barclays Bank PLC
EUR	1,350	01/17/15	NA	3 month LIBOR(4)	(31,166)	—	(31,166)	HSBC Bank USA NA
EUR	5,980	01/25/15	NA	3 month LIBOR(5)	(176,861)	—	(176,861)	Barclays Bank PLC
EUR	4,975	01/25/15	NA	3 month LIBOR(6)	(127,578)	—	(127,578)	Citibank NA
EUR	2,420	01/25/15	NA	3 month LIBOR(7)	(70,529)	—	(70,529)	HSBC Bank USA NA
EUR	200	11/15/15	NA	3 month LIBOR(8)	(16,742)	—	(16,742)	Citibank NA
EUR	100	11/30/15	4.500%	3 month LIBOR(9)	(15,757)	(1,140)	(14,617)	Citibank NA
EUR	100	11/30/15	4.500	3 month LIBOR(10)	(14,874)	(2,121)	(12,753)	JPMorgan Chase Bank
EUR	150	12/14/15	NA	3 month LIBOR(11)	(7,301)	—	(7,301)	Barclays Bank PLC
EUR	1,290	12/17/15	NA	3 month LIBOR(12)	(55,091)	—	(55,091)	HSBC Bank USA NA
EUR	820	12/18/15	NA	3 month LIBOR(13)	(30,761)	—	(30,761)	Citibank NA
EUR	550	12/19/15	NA	3 month LIBOR(14)	(20,300)	—	(20,300)	HSBC Bank USA NA
EUR	4,700	12/31/15	NA	3 month LIBOR(15)	(151,528)	—	(151,528)	Deutsche Bank AG
EUR	1,700	01/04/16	NA	3 month LIBOR(16)	(59,363)	—	(59,363)	Barclays Bank PLC
EUR	65	07/14/17	4.250	3 month LIBOR(17)	(16,776)	(6,770)	(10,006)	Citibank NA
EUR	35	07/14/17	4.250	3 month LIBOR(18)	(9,133)	(4,000)	(5,133)	Citibank NA
JPY	20,000	06/08/15	4.500	3 month LIBOR(19)	28,140	(10,063)	38,203	Citibank NA
JPY	20,000	06/08/15	4.500	3 month LIBOR(20)	27,767	(11,241)	39,008	Citibank NA
JPY	5,000	03/24/17	3.450	3 month LIBOR(21)	12,088	1	12,087	Citibank NA

					$(801,094)	$(35,334)	$(765,760)

(1)	The Fund pays a floating rate of 3 month EURIBOR + 28.375 basis points based on a notional amount of EUR 950,000. The Fund receives a floating rate based a notional amount of $1,246,400.
(2)	The Fund pays a floating rate of 3 month EURIBOR - 31.25 basis points based on a notional amount of EUR 100,000. The Fund receives a floating rate based a notional amount of $127,060.
(3)	The Fund pays a floating rate of 3 month EURIBOR - 30.50 basis points based on a notional amount of EUR 280,000. The Fund receives a floating rate based a notional amount of $363,608.
(4)	The Fund pays a floating rate of 3 month EURIBOR - 25.75 basis points based on a notional amount of EUR 1,350,000. The Fund receives a floating rate based a notional amount of $1,799,550.
(5)	The Fund pays a floating rate of 3 month EURIBOR - 26.25 basis points based on a notional amount of EUR 5,980,000. The Fund receives a floating rate based a notional amount of $7,932,470.
(6)	The Fund pays a floating rate of 3 month EURIBOR - 26.00 basis points based on a notional amount of EUR 4,975,000. The Fund receives a floating rate based a notional amount of $6,619,238.
(7)	The Fund pays a floating rate of 3 month EURIBOR - 26.00 basis points based on a notional amount of EUR 2,420,000. The Fund receives a floating rate based a notional amount of $3,211,340.
(8)	The Fund pays a floating rate of 3 month EURIBOR - 31.25 basis points based on a notional amount of EUR 200,000. The Fund receives a floating rate based a notional amount of $253,800.
(9)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $121,310.
(10)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $122,560.
(11)	The Fund pays a floating rate of 3 month EURIBOR - 31.70 basis points based on a notional amount of EUR 150,000. The Fund receives a floating rate based a notional amount of $195,615.
(12)	The Fund pays a floating rate of 3 month EURIBOR - 30.50 basis points based on a notional amount of EUR 1,290,000. The Fund receives a floating rate based a notional amount of $1,686,288.
(13)	The Fund pays a floating rate of 3 month EURIBOR - 30.00 basis points based on a notional amount of EUR 820,000. The Fund receives a floating rate based a notional amount of $1,079,120.
(14)	The Fund pays a floating rate of 3 month EURIBOR - 30.25 basis points based on a notional amount of EUR 550,000. The Fund receives a floating rate based a notional amount of $724,075.
(15)	The Fund pays a floating rate of 3 month EURIBOR - 29.75 basis points based on a notional amount of EUR 4,700,000. The Fund receives a floating rate based a notional amount of $6,211,050.
(16)	The Fund pays a floating rate of 3 month EURIBOR - 28.25 basis points based on a notional amount of EUR 1,700,000. The Fund receives a floating rate based a notional amount of $2,243,150.
(17)	The Fund pays a fixed rate based on a notional amount of EUR 65,000. The Fund receives a floating rate based on a notional amount of $79,261.
(18)	The Fund pays a fixed rate based on a notional amount of EUR 35,000. The Fund receives a floating rate based on a notional amount of $42,802.
(19)	The Fund pays a fixed rate based on a notional amount of JPY 20,000,000. The Fund receives a floating rate based on a notional amount of $255,951.
(20)	The Fund pays a fixed rate based on a notional amount of JPY 20,000,000. The Fund receives a floating rate based on a notional amount of $256,805.
(21)	The Fund pays a fixed rate based on a notional amount of JPY 5,000,000. The Fund receives a floating rate based on a notional amount of $64,210.
*	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.

Interest rate swap agreements outstanding at January 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$10,000	07/22/13	0.647%	3 month LIBOR(1)	$(17,838)	$—	$(17,838)	Morgan Stanley Capital Services
4,000	07/28/13	0.625	3 month LIBOR(2)	6,807	—	6,807	Citibank NA
3,950	09/06/13	0.518	3 month LIBOR(2)	11,220	—	11,220	Barclays Bank PLC
2,450	09/21/13	0.493	3 month LIBOR(1)	(6,291)	—	(6,291)	Barclays Bank PLC
1,400	09/26/13	0.524	3 month LIBOR(1)	(4,015)	—	(4,015)	Barclays Bank PLC
1,750	10/04/13	0.559	3 month LIBOR(2)	5,649	—	5,649	Barclays Bank PLC
1,000	05/10/14	1.288	3 month LIBOR(1)	(13,915)	—	(13,915)	Citibank NA
1,000	05/13/14	1.258	3 month LIBOR(1)	(13,405)	—	(13,405)	Citibank NA
600	07/01/14	1.095	3 month LIBOR(1)	(6,550)	—	(6,550)	Barclays Bank PLC
900	08/05/14	0.821	3 month LIBOR(1)	(8,788)	—	(8,788)	Barclays Bank PLC
3,800	08/24/14	0.475	3 month LIBOR(1)	(11,448)	—	(11,448)	Citibank NA
2,000	09/26/14	0.640	3 month LIBOR(1)	(12,193)	—	(12,193)	Barclays Bank PLC
1,050	11/09/14	0.710	3 month LIBOR(1)	(6,511)	—	(6,511)	Citibank NA
9,700	12/03/14	0.376	3 month LIBOR(1)	3,957	—	3,957	Citibank NA
3,470	12/14/14	0.351	3 month LIBOR(2)	(3,542)	—	(3,542)	Citibank NA
8,000	01/03/15	0.385	3 month LIBOR(1)	4,075	—	4,075	Citibank NA
5,000	08/24/15	0.573	3 month LIBOR(1)	(18,296)	—	(18,296)	Citibank NA
13,000	12/03/15	0.450	3 month LIBOR(1)	30,384	—	30,384	Citibank NA
3,985	12/03/15	0.450	3 month LIBOR(1)	9,314	—	9,314	Citibank NA
7,660	01/25/16	0.503	3 month LIBOR(1)	13,975	—	13,975	Citibank NA
2,000	04/08/16	2.520	3 month LIBOR(1)	(133,816)	—	(133,816)	Citibank NA
2,000	04/27/16	2.313	3 month LIBOR(1)	(121,322)	—	(121,322)	Citibank NA
1,000	05/18/16	2.040	3 month LIBOR(1)	(49,533)	—	(49,533)	Citibank NA
2,000	06/30/16	1.821	3 month LIBOR(1)	(81,985)	—	(81,985)	Citibank NA
2,350	08/15/16	1.220	3 month LIBOR(2)	55,859	—	55,859	Barclays Bank PLC
2,070	08/31/16	0.934	3 month LIBOR(2)	25,416	—	25,416	Credit Suisse International
645	08/31/16	0.975	3 month LIBOR(1)	(8,967)	—	(8,967)	JPMorgan Chase Bank
645	08/31/16	0.978	3 month LIBOR(1)	(9,056)	—	(9,056)	JPMorgan Chase Bank
3,200	09/06/16	1.165	3 month LIBOR(1)	(67,816)	—	(67,816)	Barclays Bank PLC
500	09/16/16	1.205	3 month LIBOR(1)	(11,276)	—	(11,276)	Barclays Bank PLC
1,000	09/19/16	1.245	3 month LIBOR(1)	(24,011)	—	(24,011)	Barclays Bank PLC
1,400	09/27/16	1.115	3 month LIBOR(2)	26,424	—	26,424	Barclays Bank PLC
470	12/22/16	1.265	3 month LIBOR(1)	(9,768)	—	(9,768)	Citibank NA
470	01/09/17	1.255	3 month LIBOR(2)	9,276	—	9,276	Citibank NA
350	01/17/17	1.128	3 month LIBOR(1)	(5,033)	—	(5,033)	Citibank NA
350	01/17/17	1.151	3 month LIBOR(1)	(5,362)	—	(5,362)	Citibank NA
570	01/30/17	1.065	3 month LIBOR(1)	(6,554)	—	(6,554)	Citibank NA
300	02/07/17	0.968	3 month LIBOR(1)	(3,315)	—	(3,315)	Citibank NA
24,900	02/28/17	0.687	3 month LIBOR(1)	100,798	—	100,798	Credit Suisse International
6,645	05/31/17	0.869	3 month LIBOR(2)	(2,216)	—	(2,216)	Credit Suisse International
2,500	08/24/17	0.944	3 month LIBOR(1)	(12,546)	—	(12,546)	Citibank NA
12,000	09/10/17	0.845	3 month LIBOR(1)	8,201	—	8,201	Morgan Stanley Capital Services
5,000	12/03/17	0.759	3 month LIBOR(1)	49,004	—	49,004	Citibank NA
19,100	01/02/18	0.839	3 month LIBOR(1)	143,050	—	143,050	Citibank NA
3,500	01/07/18	0.863	3 month LIBOR(2)	(22,740)	—	(22,740)	Barclays Bank PLC
300	09/21/18	1.670	3 month LIBOR(1)	(9,776)	—	(9,776)	Goldman Sachs International
1,400	09/26/18	1.555	3 month LIBOR(1)	(35,600)	—	(35,600)	Barclays Bank PLC
750	09/27/18	1.538	3 month LIBOR(1)	(18,271)	—	(18,271)	Barclays Bank PLC
300	11/04/18	1.766	3 month LIBOR(1)	(10,384)	—	(10,384)	Barclays Bank PLC
400	11/09/18	1.720	3 month LIBOR(2)	12,644	—	12,644	Citibank NA
11,110	08/15/19	1.231	3 month LIBOR(1)	106,438	—	106,438	Credit Suisse International
745	10/02/19	1.188	3 month LIBOR(1)	8,628	—	8,628	Bank of Nova Scotia
745	10/02/19	1.291	3 month LIBOR(2)	(6,232)	—	(6,232)	Barclays Bank PLC
6,620	11/15/19	1.334	3 month LIBOR(1)	62,282	—	62,282	Citibank NA

	23,800	01/24/20	1.348	3 month LIBOR(1)	227,773	—	227,773	Credit Suisse International
	1,000	04/19/21	3.514	3 month LIBOR(1)	(147,950)	—	(147,950)	Citibank NA
	600	05/24/21	3.247	3 month LIBOR(1)	(73,507)	—	(73,507)	Citibank NA
	1,000	06/30/21	3.078	3 month LIBOR(1)	(104,511)	—	(104,511)	Citibank NA
	400	08/10/21	2.568	3 month LIBOR(1)	(29,128)	—	(29,128)	Barclays Bank PLC
	700	09/08/21	2.150	3 month LIBOR(2)	24,587	—	24,587	Citibank NA
	500	09/21/21	2.160	3 month LIBOR(2)	17,472	—	17,472	Barclays Bank PLC
	200	09/22/21	2.180	3 month LIBOR(2)	7,312	—	7,312	Citibank NA
	300	10/06/21	2.049	3 month LIBOR(1)	(7,257)	—	(7,257)	Citibank NA
	140	10/06/21	2.033	3 month LIBOR(2)	3,198	—	3,198	Citibank NA
	250	10/07/21	2.108	3 month LIBOR(1)	(7,278)	—	(7,278)	Citibank NA
	200	10/07/21	2.083	3 month LIBOR(1)	(5,396)	—	(5,396)	Citibank NA
	200	10/20/21	2.308	3 month LIBOR(2)	9,029	—	9,029	Citibank NA
	100	11/10/21	2.180	3 month LIBOR(2)	3,175	—	3,175	Citibank NA
	250	01/06/22	2.086	3 month LIBOR(2)	4,731	—	4,731	Citibank NA
	350	01/11/22	2.113	3 month LIBOR(2)	7,262	—	7,262	Citibank NA
	150	01/11/22	2.070	3 month LIBOR(2)	2,572	—	2,572	Citibank NA
	2,000	01/13/22	1.781	3 month LIBOR(1)	14,983	—	14,983	Barclays Bank PLC
	150	01/17/22	2.010	3 month LIBOR(1)	(1,737)	—	(1,737)	Citibank NA
	300	01/30/22	2.060	3 month LIBOR(2)	4,427	—	4,427	Citibank NA
	300	02/03/22	1.946	3 month LIBOR(1)	(4,003)	—	(4,003)	Citibank NA
	200	02/06/22	1.916	3 month LIBOR(2)	2,140	—	2,140	Citibank NA
	225	02/07/22	2.049	3 month LIBOR(1)	(5,013)	—	(5,013)	Citibank NA
	255	02/14/22	2.063	3 month LIBOR(2)	5,917	—	5,917	Citibank NA
	2,400	08/24/22	1.855	3 month LIBOR(1)	8,844	—	8,844	Citibank NA
	15,900	12/03/22	1.661	3 month LIBOR(1)	494,623	—	494,623	Citibank NA
	7,000	12/12/22	1.675	3 month LIBOR(1)	213,464	—	213,464	Morgan Stanley Capital Services
	3,000	01/02/23	1.773	3 month LIBOR(1)	69,742	—	69,742	Citibank NA
	2,500	12/03/27	2.170	3 month LIBOR(1)	120,624	—	120,624	Citibank NA
	460	12/13/27	2.200	3 month LIBOR(2)	(20,785)	—	(20,785)	Barclays Bank PLC
	500	01/07/33	2.676	3 month LIBOR(1)	9,362	—	9,362	Citibank NA
	5,000	01/24/33	2.650	3 month LIBOR(1)	121,013	—	121,013	Barclays Bank PLC
	150	12/16/41	2.672	3 month LIBOR(2)	(8,615)	—	(8,615)	Citibank NA
	100	12/22/41	2.570	3 month LIBOR(2)	(7,849)	—	(7,849)	Citibank NA
	150	01/11/42	2.739	3 month LIBOR(1)	6,885	—	6,885	Citibank NA
	150	01/17/42	2.674	3 month LIBOR(2)	(8,914)	—	(8,914)	Citibank NA
	100	01/20/42	2.678	3 month LIBOR(1)	5,884	—	5,884	Citibank NA
	100	01/26/42	2.843	3 month LIBOR(1)	2,719	—	2,719	Citibank NA
	150	01/30/42	2.815	3 month LIBOR(2)	(4,770)	—	(4,770)	Citibank NA
	120	02/02/42	2.696	3 month LIBOR(2)	(5,211)	—	(5,211)	Citibank NA
	100	02/03/42	2.678	3 month LIBOR(1)	4,758	—	4,758	Citibank NA
	100	02/06/42	2.730	3 month LIBOR(1)	3,705	—	3,705	Citibank NA
	120	02/09/42	2.815	3 month LIBOR(2)	(2,329)	—	(2,329)	Citibank NA
	130	02/16/42	2.766	3 month LIBOR(2)	(3,900)	—	(3,900)	Citibank NA
	170	02/21/42	2.800	3 month LIBOR(2)	(3,982)	—	(3,982)	Citibank NA
	700	08/24/42	2.620	3 month LIBOR(1)	43,635	—	43,635	Citibank NA
	4,765	10/11/42	2.708	3 month LIBOR(1)	226,333	—	226,333	Bank of Nova Scotia
	1,400	12/03/42	2.561	3 month LIBOR(1)	115,328	—	115,328	Citibank NA
	1,300	12/12/42	2.590	3 month LIBOR(1)	100,211	—	100,211	Morgan Stanley Capital Services
	2,800	01/02/43	2.715	3 month LIBOR(1)	147,881	—	147,881	Citibank NA
	2,000	01/24/43	2.831	3 month LIBOR(1)	61,019	—	61,019	Barclays Bank PLC
AUD	360	12/19/32	4.423	6 month BBSW(2)	(4,216)	—	(4,216)	Barclays Bank PLC
AUD	450	12/20/32	4.420	6 month BBSW(2)	(3,778)	—	(3,778)	Citibank NA
BRL	2,166	01/01/17	0.00	1 day BZDIOVER(2)	(10,911)	—	(10,911)	Citibank NA
BRL	1,026	01/01/17	0.00	1 day BZDIOVER(2)	13,293	—	13,293	Barclays Bank PLC
CLP	400,000	12/06/17	5.410	1 day CHIBNOM OIS(2)	1,163	—	1,163	Barclays Bank PLC
EUR	3,155	12/14/14	0.349	6 month EURIBOR(1)	25,104	—	25,104	Citibank NA
EUR	6,390	01/25/16	0.695	6 month EURIBOR(2)	(36,557)	—	(36,557)	Citibank NA
EUR	2,900	01/07/18	0.848	6 month EURIBOR(1)	62,460	—	62,460	Citibank NA
EUR	360	12/13/27	2.065	6 month EURIBOR(1)	13,154	—	13,154	Barclays Bank PLC
MXN	4,200	07/05/13	5.480	28 day Mexican Interbank Rate(2)	1,204	—	1,204	Barclays Bank PLC

MXN	15,000	12/02/15	5.080	28 day Mexican Interbank Rate(2)	10,949	—	10,949	Morgan Stanley Capital Services
MXN	2,900	05/25/22	6.370	28 day Mexican Interbank Rate(2)	14,400	—	14,400	Morgan Stanley Capital Services
NZD	1,000	08/09/16	3.125	3 month BBR(2)	7,568	—	7,568	Citibank NA
NZD	130	03/26/17	3.810	3 month BBR(2)	3,651	—	3,651	HSBC Bank USA NA
NZD	230	09/25/22	3.790	3 month BBR(2)	(439)	—	(439)	Citibank NA
TWD	20,000	12/24/22	1.390	3 month TSMCP(1)	(4,966)	—	(4,966)	HSBC Bank USA NA
TWD	2,000	12/25/22	1.365	3 month TSMCP(1)	(333)	—	(333)	Citibank NA

					$1,645,249	$—	$1,645,249

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation(6)	Counterparty
Over-the-counter credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	$23,000	$(118,604)	$(106,694)	$(11,910)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000	16,000	(82,508)	(91,220)	8,712	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000	14,500	(74,773)	(71,534)	(3,239)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000	9,000	(46,410)	(43,870)	(2,540)	Citibank NA
ITRAXX.EUR.18.V1	12/20/17	1.000	EUR 1,600	10,063	18,301	(8,238)	Bank of America
ITRAXX.EUR.18.V1	12/20/17	1.000	EUR 1,600	10,063	30,234	(20,171)	Deutsche Bank AG

				$(302,169)	$(264,783)	$(37,386)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation(6)	Counterparty
Over-the-counter credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.17. V5	12/20/16	5.000%	$5,520	$242,412	$241,883	$529	Deutsche Bank AG
CDX.NA.HY.17. V5	12/20/16	5.000	8,880	389,969	383,567	6,402	Deutsche Bank AG
CDX.NA.HY.17. V5	12/20/16	5.000	6,240	274,032	285,133	(11,101)	Deutsche Bank AG
CDX.NA.HY.17. V5	12/20/16	5.000	3,360	147,555	140,933	6,622	Credit Suisse International
CDX.NA.HY.18.V2	06/20/17	5.000	2,970	119,825	(79,612)	199,437	Citibank NA
CDX.NA.HY.18.V2	06/20/17	5.000	1,980	79,883	(40,700)	120,583	Goldman Sachs International
CDX.NA.HY.18.V2	06/20/17	5.000	990	39,942	(77,275)	117,217	Citibank NA
CDX.NA.HY.19.V1	12/20/17	5.000	10,000	295,661	(190,278)	485,939	Bank of America

				$1,589,279	$663,651	$925,628

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2013(5)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$200	0.118%	$95	$(840)	$935	Morgan Stanley Capital Services
Republic of Austria	03/20/13	1.000	200	0.103	478	(902)	1,380	Morgan Stanley Capital Services
Republic of France	03/20/13	0.250	200	0.177	79	(2,138)	2,217	Morgan Stanley Capital Services

					$652	$(3,880)	$4,532

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
CLO’s, CDO’s and Other Asset-Backed Securities	$—	$38,316,600	$12,875,999
Residential Mortgage-Backed Securities	—	19,751,310	—
Bank Loans	—	25,638,283	1,673,173
Commercial Mortgage-Backed Securities	—	118,872,060	4,836,609
Corporate Bonds	—	176,385,306	376,031
Municipal Bonds	—	2,924,446	—
Non-Corporate Foreign Agencies	—	18,020,274	—
Sovereigns	—	41,631,291	—
U.S. Government Agency Obligations	—	4,111,130	—
U.S. Treasury Obligations	—	12,632,303	—
Affiliated Money Market Mutual Fund	63,322,915	—	—
Other Financial Instruments*
Futures Contracts	56,060	—	—
Forward Foreign Currency Exchange Contracts	—	341,633	—
Currency Swap Agreements	—	(765,760)	—
Interest Rate Swap Agreements	—	1,645,249	—
Credit Default Swap Agreements	—	892,774	—

Total	$63,378,975	$460,396,899	$19,761,812

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CLO’s, CDO’s and Other Asset-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 10/31/12	$3,823,000	$98,256	$—	$372,864
Realized gain (loss)	7,888	—	—	—
Change in unrealized appreciation (depreciation)**	335	19,401	64,876	3,167
Purchases	12,875,664	1,455,872	4,771,733	—
Sales	(1,257,888)	(248)	—	—
Accrued discount/premium	—	1,939	—	—
Transfers into Level 3	—	196,209	—	—
Transfers out of Level 3	(2,573,000)	(98,256)	—	—

Balance as of 01/31/13	$12,875,999	$1,673,173	$4,836,609	$376,031

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $87,781 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 2 CLO’s and 1 bank loan transferred out of Level 3 as a result of being valued by an independent pricing source and 2 bank loans transferred into Level 3 as a result of using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential International Real Estate Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 98.5%
Australia — 14.1%
13,600	Australand Property Group, REIT	$48,928
101,400	CFS Retail Property Trust, REIT	211,479
20,300	Charter Hall Retail, REIT	80,865
235,100	Dexus Property Group, REIT	256,194
22,477	Federation Centres, REIT	54,613
6,720	FKP Property Group	12,053
68,740	Goodman Group, REIT	322,568
87,200	GPT Group, REIT	344,631
64,875	Investa Office Fund, REIT	204,984
6,000	Mirvac Group, REIT	9,948
43,100	Stockland, REIT	155,058
100,400	Westfield Group, REIT	1,170,510

		2,871,831

Belgium — 0.4%
615	Cofinimmo, REIT	74,327

Brazil — 1.2%
6,073	BR Malls Participacoes SA	78,621
26,203	Brookfield Incorporacoes SA	44,475
3,162	Multiplan Empreendimentos Imobiliarios SA	91,382
22,105	PDG Realty SA Empreendimentos e Participacoes	35,078

		249,556

Canada — 9.0%
7,120	Boardwalk Real Estate Investment Trust, REIT	468,647
20,281	Brookfield Office Properties, Inc.	334,085
14,000	Canadian Apartment Properties, REIT	361,440
20,150	Chartwell Retirement, REIT	219,197
16,700	RioCan Real Estate Investment Trust, REIT	450,066

		1,833,435

Finland — 0.7%
30,207	Sponda Oyj	146,423

France — 6.6%
486	Fonciere des Regions, REIT	41,052
839	ICADE, REIT	74,047
10,670	Klepierre, REIT	420,866
3,455	Unibail-Rodamco, REIT	816,498

		1,352,463

Germany — 1.3%
5,315	DIC Asset AG	61,566
3,804	GSW Immobilien AG	162,337
6,986	Prime Office REIT - AG, REIT	32,668

		256,571

Hong Kong — 22.8%
99,000	China Overseas Land & Investment Ltd.	307,006

18,000	China Resources Land Ltd.	54,775
75,000	Hang Lung Properties Ltd.	282,868
51,000	Henderson Land Development Co. Ltd.	366,944
65,000	Hongkong Land Holdings Ltd.	508,950
36,000	Hysan Development Co. Ltd.	181,267
28,500	Kerry Properties Ltd.	153,977
67,000	Link REIT (The), REIT	348,157
590,000	New World China Land Ltd.	295,175
152,000	New World Development Co. Ltd.	279,485
122,400	Sino Land Co. Ltd.	228,847
60,000	Sun Hung Kai Properties Ltd.	984,862
60,000	Wharf Holdings Ltd. (The)	529,953
23,000	Wheelock & Co. Ltd.	129,600

		4,651,866

Italy — 0.6%
166,400	Beni Stabili SpA, REIT	115,002

Japan — 19.3%
24	Activia Properties, Inc., REIT	171,907
36	Advance Residence Investment, REIT	74,838
5,100	AEON Mall Co. Ltd.	122,976
100	Daito Trust Construction Co. Ltd.	9,864
7,000	Daiwa House Industry Co. Ltd.	128,525
120	GLP J-REIT, REIT	106,949
25	Japan Real Estate Investment Corp., REIT	252,611
43,000	Mitsubishi Estate Co. Ltd.	1,041,085
40,000	Mitsui Fudosan Co. Ltd.	913,773
22	Nippon Building Fund, Inc., REIT	226,869
11,900	Nomura Real Estate Holdings, Inc.	216,931
31	NTT Urban Development Corp.	30,985
21,000	Sumitomo Realty & Development Co. Ltd.	639,565

		3,936,878

Netherlands — 4.0%
2,267	Corio NV, REIT	110,089
5,554	Eurocommercial Properties NV, REIT	221,333
7,110	Wereldhave NV, REIT	490,225

		821,647

Norway — 0.6%
82,891	Norwegian Property ASA	127,760

Singapore — 8.5%
65,000	Ascendas Real Estate Investment Trust, REIT	132,873
20,000	Cache Logistics Trust, REIT	20,361
95,000	Capitaland Ltd.	307,033
43,000	CapitaMall Trust, REIT	73,656
35,000	CapitaMalls Asia Ltd.	61,083
21,000	CDL Hospitality Trusts, REIT	34,275
20,000	City Developments Ltd.	188,906
42,000	Far East Hospitality Trust, REIT	35,462
85,000	Global Logistic Properties Ltd.	189,553
23,000	Keppel Land Ltd.	79,166
172,250	Keppel REIT, REIT	190,670
228,000	Mapletree Commercial Trust, REIT	245,934
37,880	Mapletree Industrial Trust, REIT	41,931
89,000	Suntec Real Estate Investment Trust, REIT	121,888

		1,722,791

Sweden — 0.5%
24,031	Klovern AB	103,565

United Kingdom — 8.9%
13,817	Atrium European Real Estate Ltd.	85,342
13,233	Big Yellow Group PLC, REIT	77,654
41,450	British Land Co. PLC, REIT	369,455
8,874	Great Portland Estates PLC, REIT	68,470
59,376	Hammerson PLC, REIT	457,383
38,917	Land Securities Group PLC, REIT	495,628
63,231	SEGRO PLC, REIT	248,905

		1,802,837

	TOTAL COMMON STOCKS (cost $17,002,017)	20,066,952

PREFERRED STOCK — 0.1%
Sweden
495	Klovern AB (PRFC) (cost $10,736)	10,647

	TOTAL LONG-TERM INVESTMENTS (cost $17,012,753)	20,077,599

SHORT-TERM INVESTMENT — 1.4%
Affiliated Money Market Mutual Fund
275,578	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $275,578)(a)	275,578

	TOTAL INVESTMENTS — 100.0% (cost $17,288,331)(b)	20,353,177
	OTHER ASSETS IN EXCESS OF LIABILITIES	9,494

	NET ASSETS —100%	$20,362,671

The following abbreviations are used in the Portfolio descriptions:

PRFC	—	Preference Shares
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Fund’s Investments was $18,146,985; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,206,192 (gross unrealized appreciation $2,473,744; gross unrealized depreciation $267,552). The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Forward foreign currency exchange contracts outstanding at January 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at January 31, 2013	Unrealized (Depreciation(1))
Singapore Dollar,
Expiring 02/04/13	Credit Suisse First Boston Corp.	SGD	111	$89,679	$89,392	$(287)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$2,871,831	$—	$—
Belgium	74,327	—	—
Brazil	249,556	—	—
Canada	1,833,435	—	—
Finland	146,423	—	—
France	1,352,463	—	—
Germany	256,571	—	—
Hong Kong	4,651,866	—	—
Italy	115,002	—	—
Japan	3,936,878	—	—
Netherlands	821,647	—	—
Norway	127,760	—	—
Singapore	1,722,791	—	—
Sweden	103,565	—	—
United Kingdom	1,802,837	—	—
Preferred Stock - Sweden	10,647	—	—
Affiliated Money Market Mutual Fund	275,578	—	—
Other Financial Instuments*
Forward Foreign Currency Exchange Contracts	—	(287)	—

Total	$20,353,177	$(287)	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2013 were as follows:

Diversified Real Estate Activities	30.6%
Retail REITs	21.7
Diversified REITs	14.7
Real Estate Operating Companies	10.9
Real Estate Development	4.8
Office REITs	4.8
Residential REITs	4.5
Industrial REITs	4.3
Specialized REITs	1.9
Affiliated Money Market Mutual Fund	1.4
Homebuilding	0.4

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
CONSUMER DISCRETIONARY — 12.1%
Auto Components — 0.4%
14,700	Delphi Automotive PLC*	$ 568,302

Automobiles — 0.1%
4,300	Thor Industries, Inc.(a)	180,944

Diversified Consumer Services — 0.1%
2,500	Apollo Group, Inc. (Class A Stock)*	50,550

Hotels, Restaurants & Leisure — 1.3%
11,900	International Game Technology	182,903
15,700	McDonald’s Corp.	1,496,053
500	Papa John’s International, Inc.*	28,050

		1,707,006

Household Durables — 1.5%
2,800	Mohawk Industries, Inc.*	284,648
1,100	NACCO Industries, Inc. (Class A Stock)	71,676
14,200	PulteGroup, Inc.*(a)	294,508
2,400	Tempur-Pedic International, Inc.*(a)	93,504
2,000	Tupperware Brands Corp.	152,400
9,900	Whirlpool Corp.	1,142,262

		2,038,998

Internet & Catalog Retail — 0.1%
200	Amazon.com, Inc.*	53,100
800	HSN, Inc.	47,680

		100,780

Leisure Equipment & Products — 0.7%
10,700	Polaris Industries, Inc.(a)	931,863

Media — 2.6%
13,700	Comcast Corp. (Class A Stock)	521,696
56,000	News Corp. (Class A Stock)(a)	1,553,440
6,000	Time Warner, Inc.	303,120
15,700	Viacom, Inc. (Class B Stock)	947,495
3,560	Walt Disney Co. (The)	191,813

		3,517,564

Multiline Retail — 0.5%
8,200	Dillard’s, Inc. (Class A Stock)	692,162

Specialty Retail — 3.3%
1,200	Bed Bath & Beyond, Inc.*	70,440
4,500	Finish Line, Inc. (The) (Class A Stock)	83,880
19,500	Foot Locker, Inc.	669,825
12,200	Home Depot, Inc. (The)	816,424
10,700	PetSmart, Inc.	699,887
15,500	Ross Stores, Inc.	925,350
27,300	TJX Cos., Inc.	1,233,414

		4,499,220

Textiles, Apparel & Luxury Goods — 1.5%
7,400	Carter’s, Inc.*	445,702
15,100	Coach, Inc.	770,100
7,800	Nike, Inc. (Class B Stock)	421,590
2,800	VF Corp.	413,224

		2,050,616

CONSUMER STAPLES — 9.1%
Beverages — 2.2%
33,600	Coca-Cola Co. (The)	1,251,264
23,194	PepsiCo, Inc.	1,689,683

		2,940,947

Food & Staples Retailing — 2.6%
30,500	CVS Caremark Corp.	1,561,600
26,870	Wal-Mart Stores, Inc.	1,879,556

		3,441,156

Food Products — 1.6%
10,538	Archer Daniels Midland Co.	300,649
1,700	Bunge Ltd.	135,422
11,800	Darling International, Inc.*	199,066
6,300	Ingredion, Inc.	416,241
10,900	Kraft Foods Group, Inc.	503,798
28,800	Tyson Foods, Inc. (Class A Stock)	637,056

		2,192,232

Household Products — 2.0%
36,664	Procter & Gamble Co. (The)	2,755,666

Tobacco — 0.7%
9,100	Philip Morris International, Inc.	802,256
2,800	Reynolds American, Inc.	123,144

		925,400

ENERGY — 11.1%
Energy Equipment & Services — 0.5%
1,300	Ensco PLC (Class A Stock)	82,641
1,200	Geospace Technologies Corp.*	108,192
1,300	Helmerich & Payne, Inc.	83,642
4,200	Schlumberger Ltd.	327,810
1,400	Tidewater, Inc.	68,838

		671,123

Oil, Gas & Consumable Fuels — 10.6%
8,200	Cabot Oil & Gas Corp.	432,796
25,284	Chevron Corp.	2,911,453
23,000	ConocoPhillips	1,334,000
56,074	Exxon Mobil Corp.	5,044,978
30,000	Marathon Oil Corp.	1,008,300
16,950	Marathon Petroleum Corp.	1,257,859
8,500	Murphy Oil Corp.	505,920
17,550	Phillips 66	1,063,003
10,000	Tesoro Corp.	486,900
5,800	Valero Energy Corp.	253,634

		14,298,843

FINANCIALS — 14.7%
Capital Markets — 2.9%
4,900	BlackRock, Inc.	1,157,772
11,100	Goldman Sachs Group, Inc. (The)	1,641,246
3,700	Jefferies Group, Inc.	73,741
20,000	Morgan Stanley	457,000
5,000	State Street Corp.(a)	278,250
3,500	T. Rowe Price Group, Inc.	250,075

		3,858,084

Commercial Banks — 3.6%
13,500	BB&T Corp.	408,780
59,200	Regions Financial Corp.	460,576
38,791	US Bancorp	1,283,982
76,164	Wells Fargo & Co.	2,652,792

		4,806,130

Consumer Finance — 1.2%
27,500	Discover Financial Services	1,055,725
12,800	Nelnet, Inc. (Class A Stock)	389,504
13,200	SLM Corp.	222,948

		1,668,177

Diversified Financial Services — 2.6%
38,368	Bank of America Corp.	434,326
10,870	Citigroup, Inc.	458,279
54,800	JPMorgan Chase & Co.	2,578,340

		3,470,945

Insurance — 2.6%
1,000	ACE Ltd.	85,330
5,400	American Financial Group, Inc.	229,824
9,500	Berkshire Hathaway, Inc. (Class B Stock)*	920,835
9,600	Chubb Corp. (The)	770,976
9,300	MetLife, Inc.	347,262
800	ProAssurance Corp.	36,032
2,200	Symetra Financial Corp.	30,690
24,400	Unum Group	568,764
18,700	XL Group PLC	518,364

		3,508,077

Real Estate Investment Trusts — 1.8%
800	American Assets Trust, Inc.	23,120
17,100	American Capital Agency Corp.	540,873
9,400	American Tower Corp.	715,810
6,200	Franklin Street Properties Corp.	80,600
14,900	General Growth Properties, Inc.	290,848
1,100	Hospitality Properties Trust(a)	27,742
16,600	Inland Real Estate Corp.	150,728
4,800	RLJ Lodging Trust	100,368
2,300	Simon Property Group, Inc.	368,414
14,800	Winthrop Realty Trust	176,860

		2,475,363

HEALTHCARE — 13.6%
Biotechnology — 2.9%
17,600	Amgen, Inc.	1,504,096
6,400	Biogen Idec, Inc.*	998,912
14,200	Celgene Corp.*	1,405,232

		3,908,240

Healthcare Equipment & Supplies — 1.7%
20,400	Abbott Laboratories	691,152
1,700	CareFusion Corp.*	52,768
20,700	Covidien PLC	1,290,438
3,800	Medtronic, Inc.	177,080

		2,211,438

Healthcare Providers & Services — 3.1%
19,000	Aetna, Inc.(a)	916,370
16,800	Coventry Health Care, Inc.	769,944
7,200	Humana, Inc.	535,392
22,200	UnitedHealth Group, Inc.	1,225,662
11,700	WellPoint, Inc.	758,394

		4,205,762

Life Sciences Tools & Services — 0.9%
6,400	Life Technologies Corp.*	414,016
11,700	Thermo Fisher Scientific, Inc.	844,038

		1,258,054

Pharmaceuticals — 5.0%
20,400	AbbVie, Inc.	748,476
9,100	Eli Lilly & Co.	488,579
2,300	Endo Health Solutions, Inc.*	72,818
17,799	Johnson & Johnson(a)	1,315,702
26,700	Merck & Co., Inc.	1,154,775
109,534	Pfizer, Inc.	2,988,088

		6,768,438

INDUSTRIALS — 10.7%
Aerospace & Defense — 1.7%
3,700	Alliant Techsystems, Inc.	239,464
1,000	Esterline Technologies Corp.*	66,390
3,900	Exelis, Inc.	42,861
14,500	General Dynamics Corp.	961,350
2,500	Huntington Ingalls Industries, Inc.	110,750
12,400	Northrop Grumman Corp.	806,496
2,800	Spirit AeroSystems Holdings, Inc. (Class A Stock)*	44,632

		2,271,943

Air Freight & Logistics — 1.5%
7,500	FedEx Corp.(a)	760,875
15,800	United Parcel Service, Inc. (Class B Stock)	1,252,782

		2,013,657

Airlines
400	Allegiant Travel Co.	29,788

Building Products — 0.1%
800	Apogee Enterprises, Inc.	19,560
3,100	Lennox International, Inc.	178,281

		197,841

Commercial Services & Supplies — 0.2%
4,100	Copart, Inc.*	147,231
1,900	Rollins, Inc.	46,968
300	UniFirst Corp.	24,522

		218,721

Construction & Engineering — 0.4%
1,400	EMCOR Group, Inc.	50,862
15,600	KBR, Inc.	487,032

		537,894

Electrical Equipment — 1.0%
7,700	Babcock & Wilcox Co. (The)	205,128
18,200	Emerson Electric Co.	1,041,950
2,000	EnerSys, Inc.*	81,860

		1,328,938

Industrial Conglomerates — 1.6%
99,300	General Electric Co.	2,212,404

Machinery — 2.3%
14,500	Deere & Co.	1,363,870
800	Hyster-Yale Materials Handling, Inc.	40,144
8,200	Ingersoll-Rand PLC	421,398
800	Lindsay Corp.	74,432
19,700	Oshkosh Corp.*	771,846
700	Toro Co. (The)	30,821
2,600	Valmont Industries, Inc.	378,872

		3,081,383

Marine — 0.1%
3,200	Matson, Inc.	87,712

Professional Services — 0.4%
8,000	Equifax, Inc.	469,600

Road & Rail — 1.4%
6,600	Norfolk Southern Corp.	454,542
11,000	Union Pacific Corp.	1,446,060

		1,900,602

Trading Companies & Distributors
900	DXP Enterprises, Inc.*	51,210

INFORMATION TECHNOLOGY — 19.4%
Communications Equipment — 3.0%
88,450	Cisco Systems, Inc.	1,819,416
7,500	Harris Corp.	346,500
27,200	QUALCOMM, Inc.	1,796,016
4,400	Riverbed Technology, Inc.*	85,360

		4,047,292

Computers & Peripherals — 5.0%
9,960	Apple, Inc.	4,534,888
45,600	EMC Corp.*	1,122,216
64,900	Hewlett-Packard Co.	1,071,499

		6,728,603

Internet Software & Services — 1.6%
23,300	Akamai Technologies, Inc.*	948,543
1,400	Google, Inc. (Class A Stock)*	1,057,966
9,300	Yahoo!, Inc.*	182,559

		2,189,068

IT Services — 4.7%
15,700	Accenture PLC (Class A Stock)	1,128,673
2,400	Broadridge Financial Solutions, Inc.	56,568
12,900	CoreLogic, Inc.*	338,496
7,570	International Business Machines Corp.	1,537,240
1,200	Lender Processing Services, Inc.	28,848
2,800	Mastercard, Inc. (Class A Stock)	1,451,520
11,200	Visa, Inc. (Class A Stock)	1,768,592

		6,309,937

Semiconductors & Semiconductor Equipment — 0.5%
20,400	Intel Corp.(a)	429,216
40,400	LSI Corp.*	284,416

		713,632

Software — 4.6%
2,500	BMC Software, Inc.*	103,875
1,700	CA, Inc.	42,194
2,400	CommVault Systems, Inc.*	184,152
18,100	Intuit, Inc.	1,129,078
76,200	Microsoft Corp.	2,093,214
65,200	Oracle Corp.	2,315,252
7,600	Rovi Corp.*	131,404
10,000	Symantec Corp.*	217,700

		6,216,869

MATERIALS — 3.4%
Chemicals — 2.0%
3,800	CF Industries Holdings, Inc.	870,846
6,300	Eastman Chemical Co.	448,245
1,400	FutureFuel Corp.	17,850
400	Koppers Holdings, Inc.	16,224
1,800	LSB Industries, Inc.*	74,520
4,700	LyondellBasell Industries NV (Class A Stock)	298,074
5,500	Sherwin-Williams Co. (The)	891,770

		2,617,529

Construction Materials — 0.1%
2,100	Eagle Materials, Inc.	136,017

Metals & Mining — 1.3%
45,300	Alcoa, Inc.	400,452
5,700	Coeur d’Alene Mines Corp.*	123,690
29,300	Freeport-McMoRan Copper & Gold, Inc.	1,032,825
6,200	Southern Copper Corp.(a)	244,218

		1,801,185

TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services
36,868	AT&T, Inc.	1,282,638
43,800	Verizon Communications, Inc.	1,910,118

		3,192,756

UTILITIES — 2.2%
Electric Utilities — 1.4%
19,800	American Electric Power Co., Inc.	896,742
800	El Paso Electric Co.	26,952
4,400	Entergy Corp.	284,240
21,000	Exelon Corp.	660,240

		1,868,174

Gas Utilities — 0.1%
2,600	UGI Corp.	91,624

Multi-Utilities — 0.5%
1,600	Alliant Energy Corp.	73,344
1,400	Avista Corp.	36,204
6,600	Consolidated Edison, Inc.	375,408
5,800	PG&E Corp.	247,312
2,000	Public Service Enterprise Group, Inc.	62,360

		794,628

Water Utilities — 0.2%
7,700	American Water Works Co., Inc.	294,756

	Total long-term investments (cost $91,212,395)	133,105,843

Principal Amount (000)
SHORT-TERM INVESTMENTS — 5.6%
United States Government Security — 0.1%
$ 150	United States Treasury Bill 0.050%, 03/21/13 (cost $149,990)(b)(c)	149,992

Shares
Affiliated Money Market Mutual Fund — 5.5%
7,383,402	Prudential Investment Portfolios — 2 Prudential Core Taxable Money Market Fund (cost $7,383,402; includes $5,928,583 of cash collateral received for securities on loan)(d)(e)	7,383,402

	Total short-term investments (cost $7,533,392)	7,533,394

	TOTAL INVESTMENTS — 104.3% (cost $98,745,787)(f)	140,639,237
	LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (4.3%)	(5,820,386)

	NET ASSETS — 100.0%	$ 134,818,851

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,758,029; cash collateral of $5,928,583 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$98,877,639	$41,846,464	$(84,866)	$41,761,598

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

(g)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation(1)
	Long Position:
25	E-mini S&P 500 Futures	Mar. 2013	$1,796,607	$1,866,625	$70,018

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$133,105,843	$—	$—
United States Government Security	—	149,992	—
Affiliated Money Market Mutual Fund	7,383,402	—	—
Other Financial Instruments*
Futures	70,018	—	—

Total	$140,559,263	$149,992	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2013

*	Print the name and title of each signing officer under his or her signature.